Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
July 31, 2024
EMT-NPRT3-0924
1.9891461.105
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	5,376	216,438
AST SpaceMobile, Inc. Class A, (a)(b)	39,360	813,965
ATN International, Inc.	2,886	85,628
Bandwidth, Inc. Class A, (a)	6,694	152,757
Cogent Communications Group, Inc.	12,009	847,715
Consolidated Communications Holdings, Inc. (a)	20,884	96,066
Frontier Communications Parent, Inc. (a)(b)	63,397	1,857,532
Globalstar, Inc. (a)(b)	207,141	250,641
IDT Corp. Class B	5,804	221,887
Iridium Communications, Inc.	34,432	988,198
Liberty Global Ltd.:
Class A	50,964	993,288
Class C (b)	46,182	928,720
Liberty Latin America Ltd.:
Class A (a)	6,834	71,620
Class C (a)	37,461	397,087
Lumen Technologies, Inc. (a)(b)	289,425	911,689
Shenandoah Telecommunications Co.	14,083	299,827
		9,133,058
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (b)	103,718	550,743
Atlanta Braves Holdings, Inc.:
Class A	2,471	113,468
Class C,	11,459	497,664
Cinemark Holdings, Inc. (a)(b)	30,379	716,337
Endeavor Group Holdings, Inc. (b)	53,076	1,455,344
Eventbrite, Inc. (a)	22,923	112,093
Lions Gate Entertainment Corp.:
Class A (a)(b)	20,514	188,113
Class B (a)	33,364	274,919
Live Nation Entertainment, Inc. (a)	40,387	3,884,826
Madison Square Garden Entertainment Corp. Class A (a)	11,785	465,390
Madison Square Garden Sports Corp. (a)	4,736	949,142
Marcus Corp.	7,064	88,936
Playtika Holding Corp.	19,773	150,868
Roku, Inc. Class A (a)	36,050	2,098,471
Skillz, Inc. (a)(b)	2,920	18,834
Sphere Entertainment Co. (a)	7,548	335,735
TKO Group Holdings, Inc.	16,663	1,822,099
Vivid Seats, Inc. Class A (a)(b)	17,832	87,020
Warner Music Group Corp. Class A (b)	40,208	1,206,642
		15,016,644
Interactive Media & Services - 0.5%
Angi, Inc. Class A, (a)	21,664	50,260
Bumble, Inc. (a)	25,875	241,673
CarGurus, Inc. Class A (a)	22,144	549,614
Cars.com, Inc. (a)	17,361	357,984
EverQuote, Inc. Class A (a)	6,273	163,663
fuboTV, Inc. (a)(b)	85,467	124,782
IAC, Inc. (a)	19,838	1,047,645
Match Group, Inc. (a)	75,131	2,865,496
MediaAlpha, Inc. Class A (a)	7,103	104,201
Nextdoor Holdings, Inc. Class A (a)	45,158	128,249
QuinStreet, Inc. (a)	14,916	278,929
Rumble, Inc. (a)(b)	22,681	143,344
Shutterstock, Inc. (b)	6,781	299,856
TripAdvisor, Inc. (a)	30,767	542,422
Vimeo, Inc. (a)	45,443	182,681
Yelp, Inc. (a)	19,174	698,509
Ziff Davis, Inc. (a)	13,175	630,819
ZipRecruiter, Inc. (a)	21,632	198,149
Zoominfo Technologies, Inc. (a)	80,964	919,751
		9,528,027
Media - 1.1%
Advantage Solutions, Inc. Class A (a)(b)	27,750	111,278
Altice U.S.A., Inc. Class A (a)	65,274	136,423
AMC Networks, Inc. Class A (a)(b)	8,490	94,494
Boston Omaha Corp. (a)	5,918	86,995
Cable One, Inc. (b)	1,282	529,953
Cardlytics, Inc. (a)(b)	13,756	114,037
Clear Channel Outdoor Holdings, Inc. (a)	101,195	167,984
E.W. Scripps Co. Class A (a)	16,005	60,179
EchoStar Corp. Class A (a)	34,423	691,214
Entravision Communication Corp. Class A	18,587	40,706
Gannett Co., Inc. (a)(b)	39,254	192,737
Gray Television, Inc.	23,529	151,291
iHeartMedia, Inc. (a)	28,196	50,189
Integral Ad Science Holding Corp. (a)	19,068	194,112
John Wiley & Sons, Inc. Class A	11,957	570,947
Liberty Broadband Corp.:
Class A (a)	5,943	393,545
Class C (a)	30,431	2,050,745
Magnite, Inc. (a)	34,954	508,231
National CineMedia, Inc. (a)(b)	27,382	165,387
News Corp.:
Class A	105,945	2,921,963
Class B	33,996	968,546
Nexstar Media Group, Inc.	8,848	1,635,022
Paramount Global:
Class A (b)	4,053	92,814
Class B (b)	137,013	1,564,688
PubMatic, Inc. Class A (a)	11,676	256,405
Scholastic Corp.	7,168	224,573
Sinclair, Inc. Class A (b)	11,225	172,641
Sirius XM Holdings, Inc. (b)	185,414	639,678
Stagwell, Inc. (a)	30,826	205,918
TechTarget, Inc. (a)	7,313	234,016
TEGNA, Inc.	48,286	769,196
The New York Times Co. Class A	46,480	2,490,863
Thryv Holdings, Inc. (a)	8,916	173,684
WideOpenWest, Inc. (a)	13,686	74,589
		18,735,043
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	17,774	161,388
NII Holdings, Inc. (a)(c)	10,174	0
Spok Holdings, Inc.	5,801	88,929
Telephone & Data Systems, Inc.	27,937	592,264
U.S. Cellular Corp. (a)	3,921	210,754
		1,053,335
TOTAL COMMUNICATION SERVICES		53,466,107
CONSUMER DISCRETIONARY - 12.7%
Automobile Components - 1.2%
Adient PLC (a)	25,256	650,595
American Axle & Manufacturing Holdings, Inc. (a)	33,872	251,669
Autoliv, Inc.	20,491	2,072,460
BorgWarner, Inc.	64,484	2,276,930
Cooper-Standard Holding, Inc. (a)	4,857	71,786
Dana, Inc.	36,210	460,229
Dorman Products, Inc. (a)	7,966	807,513
Fox Factory Holding Corp. (a)	11,718	625,624
Garrett Motion, Inc. (a)	36,841	322,727
Gentex Corp.	65,662	2,039,462
Gentherm, Inc. (a)	8,916	491,985
Holley, Inc. (a)	13,801	54,376
LCI Industries	7,212	841,568
Lear Corp.	16,071	1,961,305
Luminar Technologies, Inc. Class A (a)(b)	87,331	144,969
Mobileye Global, Inc. Class A (a)(b)	21,559	452,739
Modine Manufacturing Co. (a)	14,830	1,744,898
Patrick Industries, Inc.	6,005	769,000
Phinia, Inc.	12,870	575,289
QuantumScape Corp. Class A (a)(b)	101,522	655,832
Solid Power, Inc. (a)	35,293	66,351
Standard Motor Products, Inc.	5,231	171,211
Stoneridge, Inc. (a)	7,786	130,883
The Goodyear Tire & Rubber Co. (a)	80,910	946,647
Visteon Corp. (a)	7,852	907,220
XPEL, Inc. (a)	5,997	245,097
		19,738,365
Automobiles - 0.4%
Canoo, Inc. (a)(b)	17,160	34,492
Harley-Davidson, Inc.	34,812	1,305,450
Lucid Group, Inc. Class A (a)(b)	254,966	897,480
Rivian Automotive, Inc. (a)(b)	198,959	3,264,917
Thor Industries, Inc.	15,181	1,611,311
Winnebago Industries, Inc.	8,255	516,103
		7,629,753
Broadline Retail - 0.4%
Big Lots, Inc. (a)(b)	7,827	7,984
ContextLogic, Inc. (a)(b)	5,946	32,108
Dillard's, Inc. Class A (b)	972	387,429
Etsy, Inc. (a)	33,230	2,164,602
Groupon, Inc. (a)(b)	6,998	93,213
Kohl's Corp. (b)	31,473	681,705
Macy's, Inc.	78,255	1,352,246
Nordstrom, Inc. (b)	27,685	632,049
Ollie's Bargain Outlet Holdings, Inc. (a)	17,350	1,694,054
Qurate Retail, Inc. Series A (a)	99,567	71,360
		7,116,750
Distributors - 0.0%
A-Mark Precious Metals, Inc. (b)	4,905	188,548
Diversified Consumer Services - 1.0%
ADT, Inc.	76,420	594,548
Adtalem Global Education, Inc. (a)	10,726	841,026
Allurion Technologies, Inc. (b)	10,066	8,656
Bright Horizons Family Solutions, Inc. (a)	16,434	1,976,189
Carriage Services, Inc.	3,771	120,898
Chegg, Inc. (a)	29,030	98,992
Coursera, Inc. (a)	30,456	283,241
Duolingo, Inc. (a)	10,463	1,799,008
European Wax Center, Inc. (a)(b)	9,613	90,266
Frontdoor, Inc. (a)	22,112	872,540
Graham Holdings Co.	991	767,876
Grand Canyon Education, Inc. (a)	8,338	1,300,311
H&R Block, Inc.	39,655	2,297,611
Laureate Education, Inc.	37,637	583,374
Mister Car Wash, Inc. (a)(b)	25,975	197,410
Nerdy, Inc. Class A (a)	21,015	36,356
OneSpaWorld Holdings Ltd.	26,070	419,466
Perdoceo Education Corp.	18,462	457,673
Service Corp. International	41,304	3,300,603
Strategic Education, Inc.	6,255	659,277
Stride, Inc. (a)	11,306	859,030
Udemy, Inc. (a)	24,808	229,226
Universal Technical Institute, Inc. (a)	10,502	198,908
WW International, Inc. (a)(b)	21,192	22,675
		18,015,160
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	16,151	197,042
Aramark	74,685	2,559,455
Bally's Corp. (a)(b)	7,246	124,849
BJ's Restaurants, Inc. (a)	6,625	209,218
Bloomin' Brands, Inc.	24,439	509,553
Bowlero Corp. Class A (b)	10,282	133,152
Boyd Gaming Corp.	19,126	1,164,200
Brinker International, Inc. (a)	12,543	837,998
Caesars Entertainment, Inc. (a)	61,235	2,446,338
Choice Hotels International, Inc. (b)	6,800	866,660
Churchill Downs, Inc.	18,958	2,721,610
Chuy's Holdings, Inc. (a)	4,821	178,811
Cracker Barrel Old Country Store, Inc. (b)	6,256	286,712
Dave & Buster's Entertainment, Inc. (a)	9,060	340,747
Denny's Corp. (a)	14,268	105,012
Dine Brands Global, Inc.	4,262	152,750
Dutch Bros, Inc. (a)	24,365	931,961
El Pollo Loco Holdings, Inc. (a)	7,148	86,205
Everi Holdings, Inc. (a)	23,610	303,861
First Watch Restaurant Group, Inc. (a)(b)	6,924	112,653
Golden Entertainment, Inc.	6,105	204,090
Hilton Grand Vacations, Inc. (a)	19,507	842,897
Hyatt Hotels Corp. Class A	12,841	1,891,865
Jack in the Box, Inc.	5,479	325,672
Krispy Kreme, Inc.	23,853	253,557
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,621	93,191
Life Time Group Holdings, Inc. (a)(b)	16,742	347,731
Light & Wonder, Inc. Class A (a)	25,581	2,742,283
Lindblad Expeditions Holdings (a)	10,277	88,485
Marriott Vacations Worldwide Corp.	9,277	784,649
Monarch Casino & Resort, Inc.	3,800	297,464
Norwegian Cruise Line Holdings Ltd. (a)	121,859	2,245,861
Papa John's International, Inc.	9,208	407,270
Penn Entertainment, Inc. (a)	42,543	849,584
Planet Fitness, Inc. (a)	24,747	1,823,854
Playa Hotels & Resorts NV (a)	29,310	248,402
PlayAGS, Inc. (a)	11,072	126,774
Portillo's, Inc. Class A (a)(b)	15,075	156,177
Potbelly Corp. (a)	6,845	49,969
RCI Hospitality Holdings, Inc. (b)	2,370	117,268
Red Robin Gourmet Burgers, Inc. (a)(b)	4,411	24,746
Red Rock Resorts, Inc.	14,144	806,208
Rush Street Interactive, Inc. (a)	20,541	205,615
Sabre Corp. (a)	108,115	370,834
Shake Shack, Inc. Class A (a)	10,665	934,467
Six Flags Entertainment Corp.	26,442	1,259,432
Soho House & Co., Inc. Class A (a)(b)	10,716	53,687
Sweetgreen, Inc. Class A (a)	26,124	717,888
Target Hospitality Corp. (a)	7,869	73,654
Texas Roadhouse, Inc.	18,940	3,307,113
The Cheesecake Factory, Inc.	13,190	512,959
Travel+Leisure Co.	20,248	933,230
United Parks & Resorts, Inc. (a)(b)	9,846	518,392
Vail Resorts, Inc.	10,741	1,954,969
Wendy's Co.	47,057	796,675
Wingstop, Inc.	8,327	3,113,299
Wyndham Hotels & Resorts, Inc.	22,775	1,724,523
Wynn Resorts Ltd.	26,638	2,206,159
Xponential Fitness, Inc. (a)	6,813	116,979
		47,796,659
Household Durables - 2.1%
Beazer Homes U.S.A., Inc. (a)	7,977	268,586
Cavco Industries, Inc. (a)	2,224	922,115
Century Communities, Inc.	8,056	843,544
Cricut, Inc.	13,761	85,456
Dream Finders Homes, Inc. (a)(b)	6,710	211,701
Ethan Allen Interiors, Inc.	6,441	198,834
GoPro, Inc. Class A (a)	34,671	52,700
Green Brick Partners, Inc. (a)	7,097	519,146
Helen of Troy Ltd. (a)(b)	6,739	398,342
Hovnanian Enterprises, Inc. Class A (a)	1,372	287,969
Installed Building Products, Inc.	6,671	1,803,505
iRobot Corp. (a)(b)	8,078	95,240
KB Home	20,915	1,800,363
La-Z-Boy, Inc.	12,118	534,889
Landsea Homes Corp. Class A (a)	3,200	38,976
Legacy Housing Corp. (a)	2,010	57,245
Leggett & Platt, Inc.	38,368	505,307
LGI Homes, Inc. (a)	5,830	670,858
Lovesac (a)	4,068	111,300
M/I Homes, Inc. (a)	7,905	1,318,791
Meritage Homes Corp.	10,285	2,086,518
Mohawk Industries, Inc. (a)	15,002	2,416,372
Newell Brands, Inc.	108,604	932,908
Purple Innovation, Inc. Class A (a)	16,686	23,027
SharkNinja, Inc.	13,864	1,065,448
Skyline Champion Corp. (a)	15,302	1,247,266
Sonos, Inc. (a)	34,650	467,775
Taylor Morrison Home Corp. (a)	29,969	2,010,321
Tempur Sealy International, Inc.	49,128	2,571,851
Toll Brothers, Inc.	29,566	4,219,364
TopBuild Corp. (a)	8,977	4,295,854
TRI Pointe Homes, Inc. (a)	26,944	1,219,216
Vizio Holding Corp. (a)	28,448	312,359
Whirlpool Corp.	15,522	1,582,778
Worthington Enterprises, Inc.	8,604	429,426
ZAGG, Inc. rights (a)(c)	4,373	0
		35,605,350
Leisure Products - 0.7%
Acushnet Holdings Corp. (b)	8,185	594,067
AMMO, Inc. (a)(b)	24,261	44,155
Brunswick Corp.	19,212	1,564,817
Clarus Corp.	8,258	49,878
Funko, Inc. (a)(b)	10,903	108,921
Hasbro, Inc.	37,120	2,392,755
JAKKS Pacific, Inc. (a)	2,233	46,982
Johnson Outdoors, Inc. Class A	1,953	82,807
Malibu Boats, Inc. Class A (a)	5,709	217,170
MasterCraft Boat Holdings, Inc. (a)(b)	4,062	88,877
Mattel, Inc. (a)	97,353	1,877,939
Peloton Interactive, Inc. Class A (a)(b)	99,553	354,409
Polaris, Inc.	15,089	1,256,612
Smith & Wesson Brands, Inc.	12,991	215,001
Sturm, Ruger & Co., Inc.	4,873	219,821
Topgolf Callaway Brands Corp. (a)	39,776	656,304
Vista Outdoor, Inc. (a)	16,551	672,467
YETI Holdings, Inc. (a)	24,168	999,347
		11,442,329
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	8,197	84,921
Abercrombie & Fitch Co. Class A (a)	14,517	2,140,967
Academy Sports & Outdoors, Inc.	20,964	1,133,523
Advance Auto Parts, Inc.	16,981	1,075,407
America's Car Mart, Inc. (a)	1,611	111,562
American Eagle Outfitters, Inc.	52,576	1,159,301
Arhaus, Inc. Class A, (b)	11,739	178,315
Arko Corp.	20,390	133,555
Asbury Automotive Group, Inc. (a)	5,726	1,541,554
AutoNation, Inc. (a)	6,967	1,328,746
Bath & Body Works, Inc.	63,529	2,334,691
Beyond, Inc. (a)(b)	12,802	144,663
Boot Barn Holdings, Inc. (a)	8,591	1,146,727
Build-A-Bear Workshop, Inc.	3,433	93,103
Caleres, Inc.	9,296	358,454
Camping World Holdings, Inc.	11,833	270,739
CarParts.com, Inc. (a)	14,020	14,160
Carvana Co. Class A (a)	29,847	3,976,516
Chewy, Inc. (a)	38,753	937,048
Citi Trends, Inc. (a)(b)	2,295	45,005
Designer Brands, Inc. Class A (b)	11,955	97,553
Destination XL Group, Inc. (a)(b)	14,139	52,738
Dick's Sporting Goods, Inc.	16,512	3,572,371
EVgo, Inc. Class A (a)(b)	27,670	106,253
Five Below, Inc. (a)	15,686	1,141,000
Floor & Decor Holdings, Inc. Class A (a)	30,382	2,977,436
Foot Locker, Inc.	23,421	680,614
GameStop Corp. Class A (a)(b)	76,592	1,736,341
Gap, Inc.	61,524	1,444,584
Genesco, Inc. (a)	3,094	95,388
Group 1 Automotive, Inc.	3,750	1,371,450
GrowGeneration Corp. (a)(b)	17,645	40,760
Guess?, Inc. (b)	7,662	184,271
Haverty Furniture Companies, Inc.	3,961	115,938
J. Jill, Inc.	1,391	53,484
Leslie's, Inc. (a)(b)	52,601	155,173
Lithia Motors, Inc. Class A (sub. vtg.)	7,759	2,144,044
MarineMax, Inc. (a)	5,673	197,818
Monro, Inc.	8,324	256,546
Murphy U.S.A., Inc.	5,353	2,702,837
National Vision Holdings, Inc. (a)	22,220	321,301
OneWater Marine, Inc. Class A (a)(b)	2,999	74,015
Penske Automotive Group, Inc.	5,499	957,431
Petco Health & Wellness Co., Inc. Class A (a)(b)	23,643	81,805
PetMed Express, Inc.	5,850	22,172
Revolve Group, Inc. (a)(b)	10,787	208,728
RH (a)	4,383	1,271,421
RumbleON, Inc. Class B (a)	4,990	20,559
Sally Beauty Holdings, Inc. (a)	29,609	339,023
Shoe Carnival, Inc.	5,107	216,894
Signet Jewelers Ltd.	12,643	1,063,656
Sleep Number Corp. (a)(b)	6,137	72,417
Sonic Automotive, Inc. Class A (sub. vtg.)	4,155	247,389
Sportsman's Warehouse Holdings, Inc. (a)	9,678	24,679
Stitch Fix, Inc. (a)	26,842	126,426
The Aaron's Co., Inc.	8,360	83,600
The Buckle, Inc.	8,544	369,015
The Children's Place, Inc. (a)(b)	3,469	27,128
The ODP Corp. (a)	8,980	379,405
The RealReal, Inc. (a)(b)	25,623	95,830
thredUP, Inc. (a)	23,784	49,946
Upbound Group, Inc.	12,560	473,889
Urban Outfitters, Inc. (a)	16,104	741,589
Valvoline, Inc. (a)	36,505	1,697,483
Victoria's Secret & Co. (a)	22,021	390,873
Warby Parker, Inc. (a)	21,671	356,921
Wayfair LLC Class A (a)(b)	27,333	1,487,735
Winmark Corp.	799	316,116
Zumiez, Inc. (a)	4,519	114,873
		48,967,875
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	33,068	1,109,101
Carter's, Inc.	10,350	626,693
Columbia Sportswear Co.	9,491	775,415
Crocs, Inc. (a)	17,246	2,317,345
Figs, Inc. Class A (a)(b)	34,366	223,379
G-III Apparel Group Ltd. (a)	11,463	316,035
Hanesbrands, Inc. (a)(b)	100,400	596,376
Kontoor Brands, Inc.	14,160	993,324
Levi Strauss & Co. Class A	29,091	533,238
Movado Group, Inc.	4,478	115,980
Oxford Industries, Inc.	4,157	437,857
PVH Corp.	16,047	1,636,634
Ralph Lauren Corp. Class A	11,042	1,938,865
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	37,590	2,448,237
Steven Madden Ltd.	19,682	892,382
Tapestry, Inc.	65,243	2,615,592
Under Armour, Inc.:
Class A (sub. vtg.) (a)	50,255	350,277
Class C (non-vtg.) (a)(b)	57,939	393,406
Vera Bradley, Inc. (a)	6,456	44,417
VF Corp. (b)	93,831	1,591,374
Wolverine World Wide, Inc.	23,003	342,055
		20,297,982
TOTAL CONSUMER DISCRETIONARY		216,798,771
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	2,589	725,464
Brown-Forman Corp. Class B (non-vtg.)	50,813	2,294,715
Celsius Holdings, Inc. (a)	42,393	1,985,264
Coca-Cola Consolidated, Inc.	1,328	1,521,742
Duckhorn Portfolio, Inc. (a)	12,317	89,421
MGP Ingredients, Inc.	4,427	361,022
Molson Coors Beverage Co. Class B	51,548	2,724,312
National Beverage Corp.	6,639	323,917
The Vita Coco Co., Inc. (a)	8,751	226,126
		10,251,983
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	113,891	2,258,459
Andersons, Inc.	8,961	488,643
BJ's Wholesale Club Holdings, Inc. (a)	37,695	3,315,652
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
warrants 11/4/28 (a)(c)	2,335	0
Casey's General Stores, Inc.	10,487	4,067,278
Chefs' Warehouse Holdings (a)	10,001	415,942
Grocery Outlet Holding Corp. (a)	28,492	557,304
Ingles Markets, Inc. Class A	4,100	332,305
Performance Food Group Co. (a)	44,160	3,047,040
PriceSmart, Inc.	7,202	657,759
SpartanNash Co.	9,620	203,174
Sprouts Farmers Market LLC (a)	28,523	2,849,162
U.S. Foods Holding Corp. (a)	64,106	3,486,725
United Natural Foods, Inc. (a)	16,823	260,757
Weis Markets, Inc.	4,645	350,465
		22,290,665
Food Products - 1.2%
B&G Foods, Inc.	22,037	189,959
Beyond Meat, Inc. (a)(b)	18,401	115,558
BRC, Inc. Class A (a)(b)	12,496	71,352
Cal-Maine Foods, Inc.	11,619	831,572
Calavo Growers, Inc.	4,938	117,475
Campbell Soup Co.	55,785	2,614,085
Darling Ingredients, Inc. (a)	45,340	1,801,358
Flowers Foods, Inc.	54,481	1,226,912
Fresh Del Monte Produce, Inc.	9,578	239,929
Freshpet, Inc. (a)	13,697	1,666,925
Hormel Foods Corp.	82,319	2,643,263
Ingredion, Inc.	18,569	2,309,427
J&J Snack Foods Corp.	4,426	746,666
John B. Sanfilippo & Son, Inc.	2,557	268,153
Lancaster Colony Corp.	5,793	1,118,397
Mission Produce, Inc. (a)	11,788	132,497
Pilgrim's Pride Corp. (a)	11,443	471,795
Post Holdings, Inc. (a)	14,274	1,561,005
Seaboard Corp.	69	224,106
Seneca Foods Corp. Class A (a)	1,342	80,976
The Hain Celestial Group, Inc. (a)	25,098	194,259
The Simply Good Foods Co. (a)	25,923	879,308
Tootsie Roll Industries, Inc.	5,055	155,896
TreeHouse Foods, Inc. (a)	13,466	542,410
Utz Brands, Inc. Class A	19,436	288,430
Vital Farms, Inc. (a)	7,941	289,767
Westrock Coffee Holdings (a)(b)	8,126	80,447
Whole Earth Brands, Inc. (a)	9,100	44,317
WK Kellogg Co.	18,514	325,846
		21,232,090
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	2,678	106,692
Central Garden & Pet Co. Class A (non-vtg.)	15,299	525,674
Energizer Holdings, Inc.	18,793	578,636
Reynolds Consumer Products, Inc.	15,641	435,133
Spectrum Brands Holdings, Inc.	8,249	697,948
WD-40 Co.	3,856	1,008,768
		3,352,851
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	36,849	1,889,617
Coty, Inc. Class A (a)	103,582	1,030,641
Edgewell Personal Care Co.	14,037	549,549
elf Beauty, Inc. (a)	15,751	2,718,308
Herbalife Ltd. (a)	28,165	345,866
Inter Parfums, Inc.	5,126	721,126
MediFast, Inc. (b)	2,925	64,145
Nu Skin Enterprises, Inc. Class A	13,855	155,453
Olaplex Holdings, Inc. (a)	31,684	65,903
The Beauty Health Co. Class A, (a)	22,147	40,972
The Honest Co., Inc. (a)	19,403	72,373
USANA Health Sciences, Inc. (a)	3,143	140,178
		7,794,131
Tobacco - 0.1%
Turning Point Brands, Inc.	5,016	189,204
Universal Corp.	6,951	371,322
Vector Group Ltd.	37,577	480,234
		1,040,760
TOTAL CONSUMER STAPLES		65,962,480
ENERGY - 4.9%
Energy Equipment & Services - 1.5%
Archrock, Inc.	39,241	813,466
Atlas Energy Solutions, Inc.	16,501	350,481
Bristow Group, Inc. (a)	6,852	260,033
Cactus, Inc.	18,723	1,181,796
Championx Corp.	54,182	1,856,275
Core Laboratories, Inc.	13,257	324,664
Diamond Offshore Drilling, Inc. (a)	28,834	473,454
DMC Global, Inc. (a)	5,712	77,112
Dril-Quip, Inc. (a)	9,809	169,892
Expro Group Holdings NV (a)	26,118	606,460
Helix Energy Solutions Group, Inc. (a)	40,443	477,227
Helmerich & Payne, Inc. (b)	28,103	1,135,923
KLX Energy Services Holdings, Inc. (a)(b)	3,990	27,491
Kodiak Gas Services, Inc.	5,946	171,542
Liberty Energy, Inc. Class A	43,235	1,044,125
Nabors Industries Ltd. (a)	2,538	260,983
Newpark Resources, Inc. (a)	21,259	175,599
Noble Corp. PLC	32,049	1,513,354
NOV, Inc.	112,399	2,340,147
Oceaneering International, Inc. (a)	28,710	861,874
Oil States International, Inc. (a)	18,364	105,042
Patterson-UTI Energy, Inc.	87,827	965,219
ProPetro Holding Corp. (a)	23,144	221,951
Ranger Energy Services, Inc. Class A	4,056	52,606
RPC, Inc.	24,321	181,678
SEACOR Marine Holdings, Inc. (a)	7,015	97,228
Select Water Solutions, Inc. Class A	22,697	268,279
Solaris Oilfield Infrastructure, Inc. Class A	8,265	108,685
TechnipFMC PLC	122,261	3,606,700
TETRA Technologies, Inc. (a)	33,326	124,306
Tidewater, Inc. (a)	13,792	1,364,856
Transocean Ltd. (United States) (a)(b)	204,678	1,185,086
U.S. Silica Holdings, Inc. (a)	21,914	339,448
Valaris Ltd. (a)	17,691	1,390,336
Weatherford International PLC	20,782	2,449,367
		26,582,685
Oil, Gas & Consumable Fuels - 3.4%
Aemetis, Inc. (a)(b)	11,386	36,549
Amplify Energy Corp. (a)	10,517	78,983
Antero Midstream GP LP	97,421	1,398,966
Antero Resources Corp. (a)	83,025	2,409,386
APA Corp.	102,301	3,190,768
Ardmore Shipping Corp.	11,976	259,640
Berry Corp.	19,548	134,099
California Resources Corp.	18,305	941,609
Centrus Energy Corp. Class A (a)	3,829	167,289
Chesapeake Energy Corp.	31,660	2,416,608
Chord Energy Corp.	17,666	3,032,546
Civitas Resources, Inc.	26,147	1,824,015
Clean Energy Fuels Corp. (a)(b)	50,054	142,654
CNX Resources Corp. (a)(b)	43,543	1,152,583
Comstock Resources, Inc. (b)	27,335	258,862
CONSOL Energy, Inc. (a)	7,523	750,871
Crescent Energy, Inc. Class A	29,449	360,161
CVR Energy, Inc.	8,332	238,295
Delek U.S. Holdings, Inc.	17,199	408,992
Dorian LPG Ltd.	9,703	396,465
DT Midstream, Inc.	27,603	2,080,162
EQT Corp.	125,223	4,321,446
Evolution Petroleum Corp.	9,327	52,418
Excelerate Energy, Inc.	5,251	105,703
FutureFuel Corp.	7,302	40,818
Gevo, Inc. (a)(b)	63,829	37,085
Granite Ridge Resources, Inc.	7,894	54,074
Green Plains, Inc. (a)	18,678	331,161
Gulfport Energy Corp. (a)	2,775	408,508
Hallador Energy Co. (a)	7,992	63,616
HF Sinclair Corp.	42,658	2,195,607
International Seaways, Inc.	10,804	605,024
Kinetik Holdings, Inc.	10,511	435,996
Kosmos Energy Ltd. (a)	134,170	741,960
Magnolia Oil & Gas Corp. Class A	51,912	1,414,083
Matador Resources Co.	32,952	2,025,889
Murphy Oil Corp.	41,203	1,704,980
New Fortress Energy, Inc. Class A (b)	18,551	366,197
Nextdecade Corp. (a)(b)	22,355	181,299
Northern Oil & Gas, Inc.	26,008	1,123,286
Par Pacific Holdings, Inc. (a)	15,068	400,055
PBF Energy, Inc. Class A	30,017	1,223,193
Peabody Energy Corp.	30,302	673,007
Permian Resource Corp. Class A	145,811	2,236,741
Range Resources Corp.	68,777	2,147,906
Rex American Resources Corp. (a)	4,356	221,328
Riley Exploration Permian, Inc.	1,870	54,772
Ring Energy, Inc. (a)	13,997	27,574
SandRidge Energy, Inc.	9,352	127,094
Scorpio Tankers, Inc.	12,916	990,399
Sitio Royalties Corp.	23,480	571,738
SM Energy Co.	32,705	1,510,971
Southwestern Energy Co. (a)	312,674	2,016,747
Talos Energy, Inc. (a)	44,290	524,394
Teekay Corp. (a)	17,696	153,424
Teekay Tankers Ltd.	7,110	465,278
Tellurian, Inc. (a)(b)	235,884	217,627
Texas Pacific Land Corp. (b)	5,282	4,462,762
Uranium Energy Corp. (a)(b)	114,832	680,954
VAALCO Energy, Inc.	29,439	210,783
Vertex Energy, Inc. (a)(b)	22,040	16,314
Vital Energy, Inc. (a)(b)	7,227	315,169
Vitesse Energy, Inc.	6,557	170,220
W&T Offshore, Inc. (b)	27,907	67,256
World Kinect Corp.	17,036	475,815
		57,850,174
TOTAL ENERGY		84,432,859
FINANCIALS - 17.0%
Banks - 6.1%
1st Source Corp.	4,782	303,896
Amalgamated Financial Corp.	5,006	159,241
Amerant Bancorp, Inc. Class A	7,567	170,182
Ameris Bancorp	18,430	1,122,203
Arrow Financial Corp.	4,850	152,872
Associated Banc-Corp.	42,173	969,136
Atlantic Union Bankshares Corp.	25,343	1,046,412
Axos Financial, Inc. (a)	14,425	1,053,169
Banc of California, Inc.	39,397	550,770
BancFirst Corp.	4,098	440,248
Bancorp, Inc., Delaware (a)	14,683	761,167
Bank First National Corp.	2,328	215,806
Bank of Hawaii Corp. (b)	11,330	777,125
Bank OZK	30,015	1,407,403
BankUnited, Inc.	21,115	813,350
Banner Corp.	9,817	581,363
Berkshire Hills Bancorp, Inc.	12,204	336,830
BOK Financial Corp.	7,701	791,971
Brookline Bancorp, Inc., Delaware	25,533	267,841
Byline Bancorp, Inc.	8,318	233,320
Cadence Bank	51,773	1,701,779
Camden National Corp.	4,070	169,638
Capitol Federal Financial, Inc.	34,595	218,640
Cathay General Bancorp	20,552	910,865
Central Pacific Financial Corp.	7,716	201,310
City Holding Co.	4,235	516,247
Coastal Financial Corp. of Washington (a)	3,141	165,531
Columbia Banking Systems, Inc.	59,552	1,557,880
Columbia Financial, Inc. (a)	7,876	141,847
Comerica, Inc.	37,652	2,063,706
Commerce Bancshares, Inc.	33,460	2,165,197
Community Bank System, Inc.	15,072	929,641
Community Trust Bancorp, Inc.	4,453	225,856
ConnectOne Bancorp, Inc.	10,381	251,428
CrossFirst Bankshares, Inc. (a)	12,261	227,319
Cullen/Frost Bankers, Inc.	18,173	2,127,331
Customers Bancorp, Inc. (a)	8,071	520,418
CVB Financial Corp.	37,909	722,546
Dime Community Bancshares, Inc.	9,898	250,221
Eagle Bancorp, Inc.	8,409	180,962
East West Bancorp, Inc.	39,461	3,468,227
Eastern Bankshares, Inc.	44,357	738,100
Enterprise Financial Services Corp.	10,707	566,079
Equity Bancshares, Inc.	3,851	155,966
Esquire Financial Holdings, Inc.	1,822	112,363
FB Financial Corp.	9,957	464,892
First Bancorp, North Carolina	11,778	492,320
First Bancorp, Puerto Rico	47,056	1,009,351
First Bancshares, Inc.	7,834	261,029
First Busey Corp.	15,292	419,612
First Commonwealth Financial Corp.	28,828	521,210
First Financial Bancorp, Ohio	27,185	743,782
First Financial Bankshares, Inc.	36,406	1,400,175
First Financial Corp., Indiana	2,977	133,846
First Foundation, Inc.	14,573	102,011
First Hawaiian, Inc.	36,070	903,193
First Horizon National Corp.	155,273	2,597,717
First Interstate Bancsystem, Inc.	23,486	741,453
First Merchants Corp.	16,756	676,105
First Mid-Illinois Bancshares, Inc.	6,220	238,786
First of Long Island Corp.	6,102	80,058
Flushing Financial Corp.	8,357	123,099
FNB Corp., Pennsylvania	101,975	1,564,297
Fulton Financial Corp.	51,672	1,000,887
German American Bancorp, Inc.	8,528	335,492
Glacier Bancorp, Inc.	32,256	1,442,166
Great Southern Bancorp, Inc.	2,545	159,342
Hancock Whitney Corp.	24,662	1,349,751
Hanmi Financial Corp.	8,395	171,258
HarborOne Bancorp, Inc.	11,047	147,477
Heartland Financial U.S.A., Inc.	11,026	601,138
Heritage Commerce Corp.	17,543	181,570
Heritage Financial Corp., Washington	9,872	228,734
Hilltop Holdings, Inc.	13,303	438,866
Hingham Institution for Savings (b)	522	129,816
Home Bancshares, Inc.	52,827	1,496,589
HomeStreet, Inc.	4,828	69,523
Hope Bancorp, Inc.	33,917	446,348
Horizon Bancorp, Inc. Indiana	11,143	177,954
Independent Bank Corp.	5,898	204,602
Independent Bank Corp.	12,131	778,204
Independent Bank Group, Inc.	10,139	598,809
International Bancshares Corp.	15,163	1,022,593
Kearny Financial Corp.	18,167	130,802
Lakeland Financial Corp.	7,227	495,266
Live Oak Bancshares, Inc.	9,420	425,219
Mercantile Bank Corp.	4,172	201,758
Metropolitan Bank Holding Corp. (a)	3,132	165,150
Midland States Bancorp, Inc.	6,288	149,277
National Bank Holdings Corp. Class A	10,829	453,519
NBT Bancorp, Inc.	13,327	653,290
New York Community Bancorp, Inc.	74,152	780,079
Nicolet Bankshares, Inc.	3,672	369,256
Northfield Bancorp, Inc.	10,838	135,583
Northwest Bancshares, Inc.	36,461	511,912
OceanFirst Financial Corp.	16,474	299,333
OFG Bancorp	13,344	606,084
Old National Bancorp, Indiana	89,518	1,792,150
Old Second Bancorp, Inc.	11,453	193,785
Origin Bancorp, Inc.	8,211	282,130
Pacific Premier Bancorp, Inc.	27,186	735,653
Park National Corp.	4,071	720,404
Pathward Financial, Inc.	7,218	487,504
Peapack-Gladstone Financial Corp.	4,424	125,022
Peoples Bancorp, Inc.	9,480	315,400
Pinnacle Financial Partners, Inc.	21,667	2,086,965
Popular, Inc.	20,555	2,109,560
Preferred Bank, Los Angeles	3,554	305,857
Premier Financial Corp.	10,064	255,022
Prosperity Bancshares, Inc.	27,157	1,969,426
Provident Financial Services, Inc.	37,079	687,445
QCR Holdings, Inc.	4,850	370,734
Renasant Corp.	16,034	551,409
S&T Bancorp, Inc.	10,953	486,094
Sandy Spring Bancorp, Inc.	12,719	389,583
Seacoast Banking Corp., Florida	24,176	673,060
ServisFirst Bancshares, Inc.	13,972	1,121,113
Simmons First National Corp. Class A	35,366	761,430
Southside Bancshares, Inc.	8,144	284,959
Southstate Corp.	21,595	2,137,257
Stellar Bancorp, Inc.	13,575	371,955
Stock Yards Bancorp, Inc.	7,642	475,485
Synovus Financial Corp.	41,477	1,939,050
Texas Capital Bancshares, Inc. (a)	13,306	879,527
TFS Financial Corp.	13,920	188,755
Tompkins Financial Corp.	3,634	228,724
TowneBank	19,694	654,629
Trico Bancshares	9,346	434,869
Triumph Bancorp, Inc. (a)	6,144	557,445
Trustco Bank Corp., New York	5,315	189,267
Trustmark Corp.	17,311	601,211
UMB Financial Corp.	12,468	1,271,985
United Bankshares, Inc., West Virginia	38,150	1,485,180
United Community Bank, Inc.	33,660	1,041,777
Univest Corp. of Pennsylvania	8,395	232,122
Valley National Bancorp	121,738	1,022,599
Veritex Holdings, Inc.	15,464	387,682
WaFd, Inc.	19,334	688,097
Washington Trust Bancorp, Inc.	4,762	152,432
Webster Financial Corp.	48,543	2,408,704
WesBanco, Inc.	16,796	535,456
Westamerica Bancorp.	7,509	405,186
Western Alliance Bancorp.	30,971	2,491,927
Wintrust Financial Corp.	17,505	1,894,041
WSFS Financial Corp.	17,128	967,561
Zions Bancorporation NA	41,813	2,160,478
		103,782,091
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	9,036	1,677,262
Artisan Partners Asset Management, Inc. Class A,	19,961	881,478
Assetmark Financial Holdings, Inc. (a)	6,316	217,902
B. Riley Financial, Inc. (b)	4,710	90,432
BGC Group, Inc. Class A	109,320	1,006,837
Blue Owl Capital, Inc. Class A	126,680	2,415,788
Bridge Investment Group Holdings, Inc.	10,438	85,070
BrightSphere Investment Group, Inc.	8,229	215,518
Carlyle Group LP	61,131	3,040,656
Cohen & Steers, Inc.	7,425	637,214
Diamond Hill Investment Group, Inc.	797	126,898
Donnelley Financial Solutions, Inc. (a)	7,082	477,893
Ellington Residential Mortgage REIT	5,169	36,286
Evercore, Inc. Class A	10,035	2,512,664
Federated Hermes, Inc.	22,856	784,646
Forge Global Holdings, Inc. Class A (a)	32,265	46,784
Franklin Resources, Inc.	84,785	1,939,033
GCM Grosvenor, Inc. Class A	12,745	141,852
Hamilton Lane, Inc. Class A	10,905	1,574,355
Houlihan Lokey	14,881	2,235,870
Interactive Brokers Group, Inc.	30,378	3,623,184
Invesco Ltd.	127,216	2,195,748
Janus Henderson Group PLC	36,333	1,352,678
Jefferies Financial Group, Inc. (b)	48,154	2,815,564
Lazard, Inc. Class A	32,029	1,574,866
MarketAxess Holdings, Inc.	10,723	2,396,912
Moelis & Co. Class A	19,993	1,359,524
Morningstar, Inc.	7,403	2,351,563
Open Lending Corp. (a)	27,342	172,255
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,042	105,000
P10, Inc. Class A	12,052	120,158
Perella Weinberg Partners Class A	15,085	285,107
Piper Sandler Cos.	4,430	1,210,630
PJT Partners, Inc. Class A	6,315	839,516
Robinhood Markets, Inc. (a)	149,924	3,083,937
SEI Investments Co.	28,299	1,919,804
StepStone Group, Inc. Class A	14,707	739,174
Stifel Financial Corp.	29,121	2,582,159
StoneX Group, Inc. (a)	7,793	649,469
TPG, Inc.	22,414	1,142,890
Tradeweb Markets, Inc. Class A	32,940	3,678,739
Victory Capital Holdings, Inc.	10,323	540,822
Virtu Financial, Inc. Class A	25,274	690,486
Virtus Investment Partners, Inc.	1,884	425,784
WisdomTree Investments, Inc.	31,555	376,767
		56,377,174
Consumer Finance - 1.0%
Ally Financial, Inc.	77,586	3,492,146
Bread Financial Holdings, Inc.	14,129	771,161
Credit Acceptance Corp. (a)	1,724	991,128
Encore Capital Group, Inc. (a)(b)	6,657	336,511
Enova International, Inc. (a)	7,735	668,845
EZCORP, Inc. (non-vtg.) Class A (a)(b)	14,889	155,143
FirstCash Holdings, Inc.	10,553	1,177,715
Green Dot Corp. Class A (a)	13,125	125,475
LendingClub Corp. (a)	32,099	401,558
LendingTree, Inc. (a)	3,088	164,343
MoneyLion, Inc. Class A (a)(b)	1,589	109,514
Navient Corp.	22,390	367,420
Nelnet, Inc. Class A	4,882	550,250
NerdWallet, Inc. (a)	11,491	168,113
OneMain Holdings, Inc.	33,857	1,769,367
PRA Group, Inc. (a)	11,213	298,826
PROG Holdings, Inc.	12,170	548,380
SLM Corp.	62,392	1,415,674
SoFi Technologies, Inc. (a)(b)	300,317	2,264,390
Upstart Holdings, Inc. (a)(b)	21,290	594,630
World Acceptance Corp. (a)(b)	938	114,549
		16,485,138
Financial Services - 2.2%
Affirm Holdings, Inc. Class A, (a)	67,909	1,921,146
AvidXchange Holdings, Inc. (a)	48,930	437,434
Cannae Holdings, Inc.	16,321	328,215
Cantaloupe, Inc. (a)	15,971	124,414
Cass Information Systems, Inc.	3,427	147,155
Corebridge Financial, Inc.	65,602	1,938,539
Enact Holdings, Inc.	8,622	293,407
Equitable Holdings, Inc.	86,742	3,782,819
Essent Group Ltd.	30,237	1,900,093
Euronet Worldwide, Inc. (a)	12,385	1,263,146
EVERTEC, Inc.	18,282	630,181
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,643	545,039
Flywire Corp. (a)	30,694	562,007
HA Sustainable Infrastructure Capital, Inc.	32,353	1,060,208
i3 Verticals, Inc. Class A (a)	6,581	161,300
International Money Express, Inc. (a)	9,227	204,932
Jackson Financial, Inc.	19,229	1,693,306
Marqeta, Inc. Class A (a)	123,547	665,918
Merchants Bancorp	7,761	349,245
MGIC Investment Corp.	75,516	1,875,817
Mr. Cooper Group, Inc. (a)	18,339	1,648,309
NCR Atleos Corp.	19,295	620,334
Newtekone, Inc.	6,685	93,523
NMI Holdings, Inc. Class A (a)	22,905	901,312
Paymentus Holdings, Inc. Class A (a)	5,460	115,479
Payoneer Global, Inc. (a)	71,622	396,070
PennyMac Financial Services, Inc.	8,394	823,619
Radian Group, Inc.	42,687	1,583,688
Remitly Global, Inc. (a)	39,596	523,063
Repay Holdings Corp. (a)	21,388	205,753
Rocket Companies, Inc. (a)	37,321	604,227
Sezzle, Inc. (b)	821	71,805
Shift4 Payments, Inc. (a)(b)	17,629	1,212,699
The Western Union Co.	95,959	1,140,953
Toast, Inc. (a)(b)	113,136	2,959,638
UWM Holdings Corp. Class A (b)	27,537	231,311
Voya Financial, Inc.	28,506	2,073,241
Walker & Dunlop, Inc.	9,614	1,027,737
WEX, Inc. (a)	11,864	2,176,451
		38,293,533
Insurance - 3.5%
AMBAC Financial Group, Inc. (a)	12,896	170,098
American Coastal Insurance Cor (a)	6,383	77,936
American Financial Group, Inc.	18,553	2,429,701
Amerisafe, Inc.	5,402	256,487
Assurant, Inc.	14,731	2,576,010
Assured Guaranty Ltd.	14,668	1,208,203
Axis Capital Holdings Ltd.	21,832	1,653,774
Brighthouse Financial, Inc. (a)	17,589	877,163
CNO Financial Group, Inc.	30,682	1,069,575
eHealth, Inc. (a)	7,751	41,158
Employers Holdings, Inc.	7,262	348,649
Enstar Group Ltd. (a)	3,581	1,161,676
Erie Indemnity Co. Class A	7,072	3,119,813
First American Financial Corp.	29,368	1,779,113
Genworth Financial, Inc. Class A (a)	124,133	840,380
Globe Life, Inc.	23,847	2,211,571
Goosehead Insurance (a)(b)	7,115	642,413
Hanover Insurance Group, Inc.	10,181	1,399,786
HCI Group, Inc. (b)	2,071	195,212
Hippo Holdings, Inc. (a)(b)	4,607	81,728
Horace Mann Educators Corp.	11,580	400,321
James River Group Holdings Ltd.	10,409	89,934
Kemper Corp.	17,176	1,100,295
Kinsale Capital Group, Inc.	6,274	2,867,657
Lemonade, Inc. (a)(b)	17,607	317,454
Lincoln National Corp.	48,018	1,598,999
Loews Corp.	51,284	4,100,156
MBIA, Inc.	12,043	52,989
Mercury General Corp.	7,476	447,588
Old Republic International Corp.	71,635	2,480,004
Oscar Health, Inc. Class A (a)	42,662	754,264
Palomar Holdings, Inc. (a)	7,136	656,583
Primerica, Inc.	9,767	2,459,038
ProAssurance Corp. (a)	14,302	187,356
Reinsurance Group of America, Inc.	18,622	4,197,957
RenaissanceRe Holdings Ltd.	14,978	3,473,548
RLI Corp.	11,398	1,716,425
Root, Inc. (a)(b)	2,332	140,456
Ryan Specialty Group Holdings, Inc. (b)	29,038	1,788,450
Safety Insurance Group, Inc.	4,182	357,770
Selective Insurance Group, Inc.	17,228	1,556,033
Siriuspoint Ltd. (a)	26,045	374,267
Skyward Specialty Insurance Group, Inc. (a)	10,414	412,082
Stewart Information Services Corp.	7,778	549,905
The Baldwin Insurance Group, Inc. Class A, (a)	18,762	820,650
Tiptree, Inc.	6,060	119,685
Trupanion, Inc. (a)	10,211	378,420
United Fire Group, Inc.	5,906	132,353
Universal Insurance Holdings, Inc.	7,584	150,239
Unum Group	50,369	2,897,729
White Mountains Insurance Group Ltd.	716	1,278,776
		59,997,829
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	207,131	2,073,381
Annaly Capital Management, Inc.	141,896	2,825,149
Apollo Commercial Real Estate Finance, Inc.	37,339	406,995
Arbor Realty Trust, Inc. (b)	53,681	724,694
Ares Commercial Real Estate Corp.	15,441	119,359
Armour Residential REIT, Inc. (b)	14,126	285,345
Blackstone Mortgage Trust, Inc. (b)	49,144	877,220
BrightSpire Capital, Inc.	37,462	214,657
Chimera Investment Corp.	22,704	331,705
Claros Mortgage Trust, Inc.	34,301	326,203
Dynex Capital, Inc.	18,313	222,869
Ellington Financial LLC	24,248	307,707
Franklin BSP Realty Trust, Inc.	23,713	328,188
Granite Point Mortgage Trust, Inc.	14,561	43,392
Invesco Mortgage Capital, Inc.	13,978	126,920
KKR Real Estate Finance Trust, Inc.	16,454	188,892
Ladder Capital Corp. Class A	32,291	387,492
MFA Financial, Inc.	29,337	328,281
New York Mortgage Trust, Inc.	25,513	165,324
Orchid Island Capital, Inc.	15,304	123,044
PennyMac Mortgage Investment Trust	24,710	340,257
Ready Capital Corp.	44,096	409,211
Redwood Trust, Inc.	37,722	274,239
Rithm Capital Corp.	138,012	1,602,319
Starwood Property Trust, Inc.	85,642	1,708,558
TPG RE Finance Trust, Inc.	17,458	152,583
Two Harbors Investment Corp.	29,601	398,725
		15,292,709
TOTAL FINANCIALS		290,228,474
HEALTH CARE - 12.6%
Biotechnology - 5.5%
2seventy bio, Inc. (a)(b)	14,659	69,190
4D Molecular Therapeutics, Inc. (a)	10,929	193,771
89Bio, Inc. (a)	23,285	213,291
Absci Corp. (a)(b)	23,639	104,012
ACADIA Pharmaceuticals, Inc. (a)	34,028	647,213
Acelyrin, Inc. (a)	8,951	53,706
Actinium Pharmaceuticals, Inc. (a)(b)	8,490	58,751
Acumen Pharmaceuticals, Inc. (a)	7,593	25,057
Adicet Bio, Inc. (a)	16,066	24,260
ADMA Biologics, Inc. (a)	61,641	756,951
Adverum Biotechnologies, Inc. (a)	5,093	37,790
Aerovate Therapeutics, Inc. (a)	3,741	6,809
Agenus, Inc. (a)(b)	5,322	32,145
Agios Pharmaceuticals, Inc. (a)	16,090	746,576
Akebia Therapeutics, Inc. (a)	53,138	73,330
Akero Therapeutics, Inc. (a)	19,491	520,994
Aldeyra Therapeutics, Inc. (a)	13,547	53,375
Alector, Inc. (a)	19,912	119,472
Alkermes PLC (a)	48,073	1,313,354
Allakos, Inc. (a)	17,669	15,902
Allogene Therapeutics, Inc. (a)(b)	43,426	127,672
Altimmune, Inc. (a)(b)	19,986	127,111
ALX Oncology Holdings, Inc. (a)(b)	8,055	38,664
Amicus Therapeutics, Inc. (a)	75,356	776,920
AnaptysBio, Inc. (a)	5,526	192,526
Anavex Life Sciences Corp. (a)(b)	23,582	160,240
Anika Therapeutics, Inc. (a)	4,266	116,249
Annexon, Inc. (a)	20,323	130,270
Apellis Pharmaceuticals, Inc. (a)	29,690	1,175,724
Apogee Therapeutics, Inc.	7,491	364,812
Arbutus Biopharma Corp. (a)	40,118	151,245
Arcellx, Inc. (a)	9,958	615,504
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,956	163,188
Arcus Biosciences, Inc. (a)	15,456	253,633
Arcutis Biotherapeutics, Inc. (a)(b)	29,684	298,918
Ardelyx, Inc. (a)	66,008	366,344
Arrowhead Pharmaceuticals, Inc. (a)	35,189	1,004,998
Ars Pharmaceuticals, Inc. (a)(b)	14,922	162,202
Astria Therapeutics, Inc. (a)	11,738	137,100
Atara Biotherapeutics, Inc. (a)	1,475	14,499
Aura Biosciences, Inc. (a)	10,279	104,949
Avid Bioservices, Inc. (a)(b)	17,849	186,344
Avidity Biosciences, Inc. (a)	27,454	1,251,353
Avita Medical, Inc. (a)(b)	7,239	70,942
Beam Therapeutics, Inc. (a)	19,129	605,242
BioCryst Pharmaceuticals, Inc. (a)	58,435	425,407
Biohaven Ltd. (a)	21,155	832,026
Biomea Fusion, Inc. (a)(b)	6,657	37,079
bluebird bio, Inc. (a)(b)	54,653	63,397
Blueprint Medicines Corp. (a)	17,719	1,918,968
BridgeBio Pharma, Inc. (a)	39,401	1,022,456
C4 Therapeutics, Inc. (a)(b)	18,011	120,674
Cabaletta Bio, Inc. (a)(b)	12,016	85,314
CareDx, Inc. (a)	14,686	293,573
Cargo Therapeutics, Inc. (b)	5,307	90,378
Caribou Biosciences, Inc. (a)	24,405	56,620
Carisma Therapeutics, Inc. rights (a)(c)	47,241	0
Cartesian Therapeutics, Inc. rights (a)(c)	31,759	4,446
Catalyst Pharmaceutical Partners, Inc. (a)	31,818	548,542
Cel-Sci Corp. (a)(b)	15,377	17,376
Celcuity, Inc. (a)(b)	5,907	108,275
Celldex Therapeutics, Inc. (a)	18,812	716,925
Cerevel Therapeutics Holdings (a)	25,115	1,129,170
Cogent Biosciences, Inc. (a)	23,438	221,020
Coherus BioSciences, Inc. (a)(b)	29,574	45,544
Crinetics Pharmaceuticals, Inc. (a)	19,529	1,037,380
CRISPR Therapeutics AG (a)(b)	24,152	1,383,668
Cullinan Oncology, Inc. (a)	13,651	264,147
Cytokinetics, Inc. (a)(b)	32,447	1,914,697
Day One Biopharmaceuticals, Inc. (a)	15,730	225,096
Denali Therapeutics, Inc. (a)	36,445	888,165
Disc Medicine, Inc. (a)	5,020	216,663
Dynavax Technologies Corp. (a)(b)	37,001	414,041
Dyne Therapeutics, Inc. (a)	20,651	886,134
Editas Medicine, Inc. (a)(b)	23,561	127,465
Emergent BioSolutions, Inc. (a)	14,638	186,049
Enanta Pharmaceuticals, Inc. (a)	5,644	83,305
Erasca, Inc. (a)(b)	52,726	166,087
Exelixis, Inc. (a)	82,687	1,939,010
Fate Therapeutics, Inc. (a)	27,271	145,354
FibroGen, Inc. (a)	25,243	13,634
G1 Therapeutics, Inc. (a)(b)	11,916	51,120
Genelux Corp. (a)(b)	5,630	10,979
Geron Corp. (a)	147,061	697,069
Gossamer Bio, Inc. (a)	57,036	51,521
Gritstone Bio, Inc. (a)	25,063	15,065
Halozyme Therapeutics, Inc. (a)	36,040	1,991,570
Heron Therapeutics, Inc. (a)(b)	42,281	125,575
HilleVax, Inc. (a)	7,211	13,196
Humacyte, Inc. Class A (a)(b)	21,824	206,455
Ideaya Biosciences, Inc. (a)	21,517	926,307
IGM Biosciences, Inc. (a)(b)	4,445	49,606
ImmunityBio, Inc. (a)(b)	44,833	230,890
Immunovant, Inc. (a)	16,246	472,271
Incyte Corp. (a)	45,038	2,930,623
Inhibrx Biosciences, Inc.	1,803	26,162
Inovio Pharmaceuticals, Inc. (a)(b)	7,305	77,871
Inozyme Pharma, Inc. (a)	12,684	73,567
Insmed, Inc. (a)	45,722	3,326,276
Intellia Therapeutics, Inc. (a)	27,573	722,688
Invivyd, Inc. (a)(b)	15,687	19,609
Ionis Pharmaceuticals, Inc. (a)	41,339	2,044,627
Iovance Biotherapeutics, Inc. (a)	69,507	606,796
Ironwood Pharmaceuticals, Inc. Class A (a)	40,433	276,157
iTeos Therapeutics, Inc. (a)	7,803	137,255
Janux Therapeutics, Inc. (a)	6,738	273,563
Kalvista Pharmaceuticals, Inc. (a)(b)	9,160	133,186
Karyopharm Therapeutics, Inc. (a)	31,169	30,820
Keros Therapeutics, Inc. (a)	7,827	392,602
Kiniksa Pharmaceuticals Intern (a)(b)	10,085	268,261
Kodiak Sciences, Inc. (a)	8,712	25,352
Krystal Biotech, Inc. (a)	7,063	1,472,353
Kura Oncology, Inc. (a)	21,414	445,625
Kymera Therapeutics, Inc. (a)	12,458	575,560
Larimar Therapeutics, Inc. (a)	16,381	137,437
Lexeo Therapeutics, Inc.	4,564	57,278
Lexicon Pharmaceuticals, Inc. (a)	50,872	114,462
Lyell Immunopharma, Inc. (a)	46,311	74,561
Macrogenics, Inc. (a)	17,830	67,041
Madrigal Pharmaceuticals, Inc. (a)(b)	4,781	1,360,959
MannKind Corp. (a)(b)	77,599	446,970
Mersana Therapeutics, Inc. (a)	28,800	57,600
MiMedx Group, Inc. (a)	33,248	247,698
Mineralys Therapeutics, Inc. (a)	6,304	78,107
Mirum Pharmaceuticals, Inc. (a)(b)	10,831	439,197
Morphic Holding, Inc. (a)	11,595	656,973
Mural Oncology PLC	4,469	15,865
Myriad Genetics, Inc. (a)	25,706	718,997
Natera, Inc. (a)	32,746	3,352,863
Neurocrine Biosciences, Inc. (a)	28,559	4,043,098
Novavax, Inc. (a)(b)	39,437	505,188
Nurix Therapeutics, Inc. (a)	15,554	340,322
Nuvalent, Inc. Class A (a)	9,423	753,275
Ocugen, Inc. (a)(b)	72,144	101,362
Olema Pharmaceuticals, Inc. (a)	14,756	238,457
Omniab, Inc. (a)(c)	1,470	4,204
Omniab, Inc. (a)(c)	1,470	3,851
Organogenesis Holdings, Inc. Class A (a)	20,727	62,596
ORIC Pharmaceuticals, Inc. (a)(b)	12,006	134,467
PDL BioPharma, Inc. (a)(c)	15,583	2,533
PDS Biotechnology Corp. (a)(b)	10,305	36,686
Poseida Therapeutics, Inc. (a)	19,676	69,456
Praxis Precision Medicines, Inc. (a)	4,828	278,624
Precigen, Inc. (a)	38,355	58,300
Prime Medicine, Inc. (a)(b)	16,953	95,106
Protagonist Therapeutics, Inc. (a)	16,550	619,632
Prothena Corp. PLC (a)	10,957	255,079
PTC Therapeutics, Inc. (a)	21,746	736,102
Puma Biotechnology, Inc. (a)(b)	12,202	43,744
RAPT Therapeutics, Inc. (a)	7,874	24,724
Recursion Pharmaceuticals, Inc. Class A (a)(b)	58,125	476,625
REGENXBIO, Inc. (a)	12,754	181,745
Relay Therapeutics, Inc. (a)	27,667	227,423
Repligen Corp. (a)	14,788	2,474,772
Replimune Group, Inc. (a)	15,310	153,100
Revolution Medicines, Inc. (a)	36,911	1,684,618
Rhythm Pharmaceuticals, Inc. (a)(b)	14,833	715,099
Rigel Pharmaceuticals, Inc. (a)	4,838	51,186
Rocket Pharmaceuticals, Inc. (a)	19,536	472,771
Roivant Sciences Ltd. (a)	96,522	1,047,264
Sage Therapeutics, Inc. (a)	14,899	163,144
Sana Biotechnology, Inc. (a)(b)	31,046	189,070
Sangamo Therapeutics, Inc. (a)	53,006	41,483
Sarepta Therapeutics, Inc. (a)	26,811	3,813,597
Savara, Inc. (a)	27,320	125,672
Scholar Rock Holding Corp. (a)	14,839	134,738
SpringWorks Therapeutics, Inc. (a)	18,197	653,454
Stoke Therapeutics, Inc. (a)	9,859	147,589
Summit Therapeutics, Inc. (a)	35,824	386,899
Sutro Biopharma, Inc. (a)	20,541	81,548
Syndax Pharmaceuticals, Inc. (a)	22,722	515,789
Tango Therapeutics, Inc. (a)	14,498	142,805
Tenaya Therapeutics, Inc. (a)	13,722	48,027
TG Therapeutics, Inc. (a)	38,006	750,999
Travere Therapeutics, Inc. (a)	19,725	188,177
Twist Bioscience Corp. (a)	16,583	925,497
Tyra Biosciences, Inc. (a)	5,910	130,966
Ultragenyx Pharmaceutical, Inc. (a)	25,781	1,160,661
uniQure B.V. (a)	13,040	99,886
United Therapeutics Corp. (a)	12,582	3,941,815
Vanda Pharmaceuticals, Inc. (a)	16,054	93,755
Vaxcyte, Inc. (a)	28,359	2,237,242
Vera Therapeutics, Inc. (a)	12,792	468,059
Veracyte, Inc. (a)(b)	21,576	517,824
Vericel Corp. (a)	13,921	703,289
Verve Therapeutics, Inc. (a)(b)	17,276	120,932
Viking Therapeutics, Inc. (a)	31,289	1,783,473
Vir Biotechnology, Inc. (a)	24,668	250,627
Viridian Therapeutics, Inc. (a)	16,707	281,513
Voyager Therapeutics, Inc. (a)	12,125	111,429
X4 Pharmaceuticals, Inc. (a)	38,106	30,489
Xencor, Inc. (a)	17,363	354,552
Y-mAbs Therapeutics, Inc. (a)	8,432	103,545
Zentalis Pharmaceuticals, Inc. (a)	15,871	61,738
		94,468,960
Health Care Equipment & Supplies - 2.3%
Alphatec Holdings, Inc. (a)(b)	28,000	282,800
Angiodynamics, Inc. (a)	11,424	89,564
Artivion, Inc. (a)	11,282	306,306
Atricure, Inc. (a)	13,851	298,766
Atrion Corp.	382	175,071
Avanos Medical, Inc. (a)	13,409	320,743
AxoGen, Inc. (a)	12,253	107,581
Axonics, Inc. (a)	14,573	997,959
Butterfly Network, Inc. Class A (a)(b)	46,410	51,051
Cerus Corp. (a)	51,560	116,526
CONMED Corp.	8,673	598,784
CVRx, Inc. (a)	3,055	26,120
Dentsply Sirona, Inc.	58,911	1,598,845
Embecta Corp.	16,186	253,635
Enovis Corp. (a)	14,197	676,345
Envista Holdings Corp. (a)	48,390	826,017
Glaukos Corp. (a)	14,278	1,672,953
Globus Medical, Inc. (a)	32,001	2,302,792
Haemonetics Corp. (a)	14,426	1,299,061
ICU Medical, Inc. (a)	5,835	740,928
Inari Medical, Inc. (a)	14,764	687,412
Inogen, Inc. (a)	6,626	61,291
Inspire Medical Systems, Inc. (a)	8,445	1,191,167
Integer Holdings Corp. (a)	9,520	1,130,595
Integra LifeSciences Holdings Corp. (a)	19,343	479,900
IRadimed Corp.	2,136	99,773
iRhythm Technologies, Inc. (a)	8,879	765,814
Lantheus Holdings, Inc. (a)	19,690	2,064,103
LeMaitre Vascular, Inc.	5,638	489,886
LivaNova PLC (a)	15,417	761,600
Masimo Corp. (a)	12,659	1,354,260
Merit Medical Systems, Inc. (a)	16,506	1,407,797
Neogen Corp. (a)(b)	55,845	951,040
Nevro Corp. (a)	10,514	104,404
Novocure Ltd. (a)	27,814	633,325
Omnicell, Inc. (a)	12,979	379,117
OraSure Technologies, Inc. (a)	21,470	96,186
Orthofix Medical, Inc. (a)	10,530	169,322
OrthoPediatrics Corp. (a)	4,475	137,741
Outset Medical, Inc. (a)(b)	14,561	51,692
Paragon 28, Inc. (a)(b)	10,240	79,770
Penumbra, Inc. (a)	11,002	1,838,324
PROCEPT BioRobotics Corp. (a)	12,726	805,810
Pulmonx Corp. (a)	11,182	77,268
QuidelOrtho Corp. (a)	14,159	556,307
RxSight, Inc. (a)	6,947	317,964
Semler Scientific, Inc. (a)(b)	1,513	50,156
Senseonics Holdings, Inc. (a)(b)	146,460	62,128
SI-BONE, Inc. (a)	10,674	162,245
Sight Sciences, Inc. (a)	8,862	68,946
Silk Road Medical, Inc. (a)	11,244	303,700
Solventum Corp.	39,255	2,311,334
Staar Surgical Co. (a)	13,886	572,798
SurModics, Inc. (a)	4,019	166,387
Tactile Systems Technology, Inc. (a)	6,774	86,504
Tandem Diabetes Care, Inc. (a)	18,200	673,036
Teleflex, Inc.	13,336	2,946,189
TransMedics Group, Inc. (a)	9,325	1,326,575
Treace Medical Concepts, Inc. (a)	12,373	89,457
UFP Technologies, Inc. (a)	2,017	648,647
Utah Medical Products, Inc.	931	64,798
Varex Imaging Corp. (a)	11,426	168,991
Zimvie, Inc. (a)	7,624	161,171
Zynex, Inc. (a)(b)	5,350	48,150
		39,344,927
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	91,466	36,586
Acadia Healthcare Co., Inc. (a)	26,265	1,703,285
Accolade, Inc. (a)	20,080	82,328
AdaptHealth Corp. (a)	21,981	249,704
Addus HomeCare Corp. (a)	5,025	609,834
agilon health, Inc. (a)(b)	85,960	592,264
Alignment Healthcare, Inc. (a)	28,262	247,010
Amedisys, Inc. (a)	9,259	907,845
AMN Healthcare Services, Inc. (a)	10,813	731,175
Astrana Health, Inc. (a)	11,958	627,317
Brookdale Senior Living, Inc. (a)	54,314	419,847
Castle Biosciences, Inc. (a)	7,831	188,962
Chemed Corp.	4,295	2,448,837
Clover Health Investments Corp. (a)(b)	97,839	186,872
Community Health Systems, Inc. (a)	34,524	181,596
Corvel Corp. (a)	2,578	790,930
Cross Country Healthcare, Inc. (a)	9,352	170,580
DaVita, Inc. (a)	14,701	2,008,451
DocGo, Inc. Class A (a)	24,228	87,948
Encompass Health Corp.	28,540	2,652,508
Enhabit Home Health & Hospice (a)	14,071	144,087
Fulgent Genetics, Inc. (a)	5,600	134,008
Guardant Health, Inc. (a)	34,807	1,222,770
HealthEquity, Inc. (a)	24,627	1,932,727
Henry Schein, Inc. (a)	36,349	2,614,947
Hims & Hers Health, Inc. (a)	42,366	899,854
LifeStance Health Group, Inc. (a)	26,208	144,406
Modivcare, Inc. (a)	3,477	79,345
National Healthcare Corp.	3,863	525,986
National Research Corp. Class A	4,185	106,676
NeoGenomics, Inc. (a)	36,513	647,375
Opko Health, Inc. (a)(b)	111,779	158,726
Option Care Health, Inc. (a)	49,233	1,461,728
Owens & Minor, Inc. (a)	20,623	338,630
Patterson Companies, Inc.	22,440	566,610
Pediatrix Medical Group, Inc. (a)	23,256	193,955
Pennant Group, Inc. (a)	8,605	256,515
PetIQ, Inc. Class A (a)	7,314	160,030
Premier, Inc. Class A	29,834	625,917
Privia Health Group, Inc. (a)	29,673	615,418
Progyny, Inc. (a)	23,358	658,696
R1 RCM, Inc. (a)	55,861	719,490
RadNet, Inc. (a)	18,905	1,129,574
Select Medical Holdings Corp.	30,280	1,203,933
Surgery Partners, Inc. (a)	20,706	628,634
Talkspace, Inc. Class A (a)(b)	38,424	77,232
Tenet Healthcare Corp. (a)	27,679	4,143,546
The Ensign Group, Inc.	16,042	2,257,912
U.S. Physical Therapy, Inc.	4,246	413,985
Universal Health Services, Inc. Class B	16,913	3,615,323
		42,601,914
Health Care Technology - 0.3%
American Well Corp. (a)	3,965	31,760
Augmedix, Inc. (a)(b)	11,797	26,779
Certara, Inc. (a)	30,527	476,526
Definitive Healthcare Corp. (a)	14,148	55,177
Doximity, Inc. (a)	34,812	974,736
Evolent Health, Inc. Class A (a)	33,159	773,268
GoodRx Holdings, Inc. (a)(b)	22,873	207,001
Health Catalyst, Inc. (a)	17,328	127,707
HealthStream, Inc.	6,897	204,910
MultiPlan Corp. Class A (a)(b)	73,212	32,953
OptimizeRx Corp. (a)	5,393	58,838
Phreesia, Inc. (a)	15,363	383,307
Schrodinger, Inc. (a)(b)	15,645	348,571
Simulations Plus, Inc.	4,498	183,698
Teladoc Health, Inc. (a)(b)	47,702	449,830
TruBridge, Inc. (a)	4,302	48,268
		4,383,329
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	30,168	623,573
Adaptive Biotechnologies Corp. (a)(b)	31,380	142,779
Azenta, Inc. (a)	15,220	948,054
Bio-Rad Laboratories, Inc. Class A (a)	5,802	1,963,165
BioLife Solutions, Inc. (a)	10,631	255,357
Bruker Corp.	27,645	1,893,959
Codexis, Inc. (a)	19,322	69,173
CryoPort, Inc. (a)	13,632	125,823
Cytek Biosciences, Inc. (a)	27,049	181,499
Fortrea Holdings, Inc. (a)	25,497	703,462
Inotiv, Inc. (a)(b)	5,755	11,050
Lifecore Biomedical (a)(b)	6,797	43,025
Maravai LifeSciences Holdings, Inc. Class A (a)	30,845	300,122
MaxCyte, Inc. (a)	29,704	142,579
Medpace Holdings, Inc. (a)	6,673	2,552,556
Mesa Laboratories, Inc.	1,437	164,565
OmniAb, Inc. (a)	27,350	131,007
Pacific Biosciences of California, Inc. (a)(b)	72,511	149,373
Quanterix Corp. (a)(b)	9,739	143,748
Sotera Health Co. (a)	35,250	488,918
Standard BioTools, Inc. (a)(b)	82,129	183,969
		11,217,756
Pharmaceuticals - 1.3%
Amneal Intermediate, Inc. Class A, (a)(b)	32,107	235,344
Amphastar Pharmaceuticals, Inc. (a)	10,756	468,101
Amylyx Pharmaceuticals, Inc. (a)	10,933	22,522
ANI Pharmaceuticals, Inc. (a)	4,305	282,925
Arvinas Holding Co. LLC (a)	19,343	532,126
Assertio Holdings, Inc. (a)	27,236	37,858
Atea Pharmaceuticals, Inc. (a)	22,164	84,666
Axsome Therapeutics, Inc. (a)(b)	11,035	963,466
Cassava Sciences, Inc. (a)(b)	12,710	282,416
Catalent, Inc. (a)	51,253	3,041,353
Collegium Pharmaceutical, Inc. (a)	9,257	357,042
Corcept Therapeutics, Inc. (a)	25,884	1,000,934
CorMedix, Inc. (a)(b)	15,466	70,834
Edgewise Therapeutics, Inc. (a)	19,759	336,496
Elanco Animal Health, Inc. (a)	140,415	1,831,012
Enliven Therapeutics, Inc. (a)(b)	7,030	185,451
Esperion Therapeutics, Inc. (a)(b)	48,651	112,384
Evolus, Inc. (a)	13,617	169,123
Eyepoint Pharmaceuticals, Inc. (a)(b)	11,163	110,290
Fulcrum Therapeutics, Inc. (a)(b)	14,215	131,915
Harmony Biosciences Holdings, Inc. (a)	8,997	304,638
Harrow, Inc. (a)(b)	9,122	235,165
Innoviva, Inc. (a)(b)	15,842	298,463
Intra-Cellular Therapies, Inc. (a)	27,904	2,196,603
Jazz Pharmaceuticals PLC (a)	17,844	1,967,301
Ligand Pharmaceuticals, Inc. (a)	4,761	518,901
Liquidia Corp. (a)(b)	14,351	171,207
Longboard Pharmaceuticals, Inc. (a)	7,646	254,153
Marinus Pharmaceuticals, Inc. (a)	14,850	20,790
Mind Medicine (MindMed), Inc. (a)(b)	18,447	170,819
Nuvation Bio, Inc. Class A (a)	45,850	175,606
Ocular Therapeutix, Inc. (a)(b)	43,664	369,397
Omeros Corp. (a)(b)	16,315	87,938
Organon & Co.	72,919	1,594,009
Pacira Biosciences, Inc. (a)	13,168	271,919
Perrigo Co. PLC	38,732	1,094,954
Phathom Pharmaceuticals, Inc. (a)(b)	9,624	113,756
Phibro Animal Health Corp. Class A	5,657	106,804
Pliant Therapeutics, Inc. (a)	14,845	212,432
Prestige Consumer Healthcare, Inc. (a)	14,091	997,784
Revance Therapeutics, Inc. (a)(b)	29,429	111,242
Scilex Holding Co. (a)(i)	12,947	16,469
Scilex Holding Co. (a)(b)	32,055	50,967
scPharmaceuticals, Inc. (a)(b)	6,562	33,007
SIGA Technologies, Inc.	10,982	109,600
Supernus Pharmaceuticals, Inc. (a)	15,746	469,546
Tarsus Pharmaceuticals, Inc. (a)(b)	8,528	207,145
Terns Pharmaceuticals, Inc. (a)	10,521	81,538
Theravance Biopharma, Inc. (a)	9,487	95,914
Ventyx Biosciences, Inc. (a)	15,869	36,816
Verrica Pharmaceuticals, Inc. (a)(b)	5,733	37,780
WAVE Life Sciences (a)	24,774	163,756
Xeris Biopharma Holdings, Inc. (a)(b)	43,221	107,188
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
Zevra Therapeutics, Inc. (a)(b)	10,729	69,631
		23,009,496
TOTAL HEALTH CARE		215,026,382
INDUSTRIALS - 19.9%
Aerospace & Defense - 1.3%
AAR Corp. (a)	9,334	602,976
AeroVironment, Inc. (a)	7,938	1,417,251
AerSale Corp. (a)	8,120	54,729
Archer Aviation, Inc. Class A (a)(b)	58,685	244,716
Astronics Corp. (a)	8,328	191,794
BWX Technologies, Inc.	25,946	2,581,368
Cadre Holdings, Inc.	5,517	202,474
Curtiss-Wright Corp.	10,867	3,202,505
Ducommun, Inc. (a)	3,906	250,648
Hexcel Corp.	23,581	1,561,298
Huntington Ingalls Industries, Inc.	11,181	3,130,456
Kratos Defense & Security Solutions, Inc. (a)	42,750	963,585
Leonardo DRS, Inc. (a)	20,277	571,811
Mercury Systems, Inc. (a)	14,865	528,451
Moog, Inc. Class A	8,163	1,600,764
National Presto Industries, Inc.	1,491	114,017
Rocket Lab U.S.A., Inc. Class A (a)(b)	75,104	393,545
Spirit AeroSystems Holdings, Inc. Class A (a)	33,077	1,199,041
Terran Orbital Corp. Class A (a)(b)	39,877	28,699
Triumph Group, Inc. (a)	21,551	353,221
V2X, Inc. (a)	3,377	176,043
Virgin Galactic Holdings, Inc. (a)(b)	5,140	36,545
Woodward, Inc.	17,287	2,696,599
		22,102,536
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	14,494	233,933
C.H. Robinson Worldwide, Inc.	33,212	2,957,529
Forward Air Corp. (b)	8,890	225,450
GXO Logistics, Inc. (a)	33,824	1,893,468
Hub Group, Inc. Class A	17,612	823,713
		6,134,093
Building Products - 2.6%
A.O. Smith Corp.	34,263	2,913,726
AAON, Inc.	19,417	1,718,987
Advanced Drain Systems, Inc.	19,337	3,423,422
Allegion PLC	24,772	3,389,057
American Woodmark Corp. (a)	4,453	454,874
Apogee Enterprises, Inc.	6,280	431,059
Armstrong World Industries, Inc.	12,408	1,630,411
AZZ, Inc.	8,413	672,703
CSW Industrials, Inc.	4,421	1,434,261
Fortune Brands Innovations, Inc.	35,388	2,859,704
Gibraltar Industries, Inc. (a)	8,594	638,276
Griffon Corp.	10,555	760,593
Hayward Holdings, Inc. (a)	35,775	529,112
Insteel Industries, Inc.	5,558	190,362
Janus International Group, Inc. (a)	25,751	371,329
Jeld-Wen Holding, Inc. (a)	24,313	405,784
Lennox International, Inc.	9,094	5,306,331
MasterBrand, Inc. (a)	36,392	656,876
Owens Corning	24,586	4,582,339
Quanex Building Products Corp.	9,406	314,160
Resideo Technologies, Inc. (a)	41,417	940,994
Simpson Manufacturing Co. Ltd.	11,976	2,300,470
Tecnoglass, Inc.	5,704	306,932
The AZEK Co., Inc. Class A, (a)	41,279	1,853,014
Trex Co., Inc. (a)	30,771	2,573,379
UFP Industries, Inc.	17,488	2,307,192
Zurn Elkay Water Solutions Cor	40,033	1,299,471
		44,264,818
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	17,953	997,469
ACCO Brands Corp.	27,155	138,762
ACV Auctions, Inc. Class A (a)	41,990	717,189
Aris Water Solution, Inc. Class A	7,209	127,671
Brady Corp. Class A	12,730	911,595
BrightView Holdings, Inc. (a)	16,045	230,888
Casella Waste Systems, Inc. Class A (a)	16,200	1,677,672
CECO Environmental Corp. (a)	8,362	244,170
Cimpress PLC (a)	4,801	438,187
Clean Harbors, Inc. (a)	14,237	3,398,799
CoreCivic, Inc. (a)	31,355	437,089
Deluxe Corp.	12,467	303,945
Driven Brands Holdings, Inc. (a)	16,963	227,983
Ennis, Inc.	7,536	179,658
Enviri Corp. (a)	22,954	271,316
Healthcare Services Group, Inc. (a)	20,757	237,253
HNI Corp.	13,427	737,814
Interface, Inc.	16,589	286,658
Liquidity Services, Inc. (a)	6,469	145,358
Matthews International Corp. Class A	8,677	251,199
Millerknoll, Inc.	20,200	626,604
Montrose Environmental Group, Inc. (a)	8,845	282,067
MSA Safety, Inc.	10,533	1,987,050
OpenLane, Inc. (a)	30,506	545,447
Pitney Bowes, Inc.	43,800	289,080
Rollins, Inc.	79,559	3,811,672
Steelcase, Inc. Class A	26,561	384,869
Stericycle, Inc. (a)	26,317	1,540,860
Tetra Tech, Inc.	15,178	3,236,557
The Brink's Co.	12,632	1,389,394
The GEO Group, Inc. (a)	37,572	544,794
UniFirst Corp.	4,301	836,717
Vestis Corp.	36,978	479,605
Viad Corp. (a)	5,976	198,702
VSE Corp.	4,424	393,692
		28,507,785
Construction & Engineering - 1.9%
AECOM	38,583	3,496,006
Ameresco, Inc. Class A (a)(b)	9,032	285,140
API Group Corp. (a)	67,724	2,566,062
Arcosa, Inc.	13,798	1,281,972
Argan, Inc.	3,593	283,595
Bowman Consulting Group Ltd. (a)	3,685	131,628
Comfort Systems U.S.A., Inc.	10,103	3,358,439
Construction Partners, Inc. Class A (a)	12,384	800,626
Dycom Industries, Inc. (a)	8,258	1,515,426
EMCOR Group, Inc.	13,320	5,000,861
Fluor Corp. (a)	48,571	2,336,265
Granite Construction, Inc.	12,462	853,149
Great Lakes Dredge & Dock Corp. (a)	19,097	180,085
IES Holdings, Inc. (a)	2,334	359,366
Limbach Holdings, Inc. (a)	2,812	179,181
MasTec, Inc. (a)	17,225	1,895,267
Matrix Service Co. (a)	6,798	68,796
MDU Resources Group, Inc.	57,800	1,557,132
MYR Group, Inc. (a)	4,787	672,478
Primoris Services Corp.	15,217	859,304
Sterling Construction Co., Inc. (a)	8,790	1,022,804
Tutor Perini Corp. (a)	12,111	301,443
Valmont Industries, Inc.	5,721	1,706,918
Willscot Holdings Corp. (a)	53,783	2,205,103
		32,917,046
Electrical Equipment - 1.4%
Acuity Brands, Inc.	8,641	2,171,915
Allient, Inc.	4,121	119,262
American Superconductor Corp. (a)	10,237	247,326
Array Technologies, Inc. (a)	40,047	421,294
Atkore, Inc.	10,367	1,399,545
Blink Charging Co. (a)	25,353	83,411
Bloom Energy Corp. Class A (a)(b)	60,422	818,114
ChargePoint Holdings, Inc. Class A (a)(b)	99,194	215,251
Energy Vault Holdings, Inc. Class A (a)(b)	21,226	21,651
EnerSys	11,500	1,264,195
Enovix Corp. (a)(b)	39,887	574,772
Eos Energy Enterprises, Inc. (a)(b)	53,398	105,194
Fluence Energy, Inc. (a)(b)	16,752	274,398
FuelCell Energy, Inc. (a)(b)	129,824	65,743
Generac Holdings, Inc. (a)	17,222	2,681,121
GrafTech International Ltd.	52,422	40,265
LSI Industries, Inc.	7,893	134,655
Net Power, Inc. Class A (a)	7,231	69,128
Nextracker, Inc. Class A (a)	34,920	1,715,969
NuScale Power Corp. Class A (a)(b)	16,722	170,899
nVent Electric PLC	47,153	3,424,722
Plug Power, Inc. (a)(b)	188,269	465,024
Powell Industries, Inc.	2,601	477,622
Preformed Line Products Co.	822	113,329
Regal Rexnord Corp.	18,829	3,025,444
Sensata Technologies PLC	42,640	1,662,534
Shoals Technologies Group, Inc. (a)	47,967	311,786
Stem, Inc. (a)(b)	42,542	51,901
SunPower Corp. (a)(b)	24,572	20,972
Sunrun, Inc. (a)(b)	63,060	1,105,442
Thermon Group Holdings, Inc. (a)	9,564	313,795
TPI Composites, Inc. (a)(b)	13,036	55,533
Vicor Corp. (a)	6,509	274,094
		23,896,306
Ground Transportation - 1.2%
ArcBest Corp.	6,656	838,989
Avis Budget Group, Inc. (b)	5,115	516,666
Covenant Transport Group, Inc. Class A	2,232	124,880
FTAI Infrastructure LLC	28,968	298,660
Heartland Express, Inc.	13,045	169,194
Hertz Global Holdings, Inc. (a)(b)	36,618	149,401
Knight-Swift Transportation Holdings, Inc.	45,723	2,488,703
Landstar System, Inc.	10,122	1,925,711
Lyft, Inc. (a)	100,970	1,216,689
Marten Transport Ltd.	16,293	306,471
RXO, Inc. (a)	33,281	1,055,341
Ryder System, Inc.	12,418	1,740,507
Saia, Inc. (a)	7,543	3,151,843
Schneider National, Inc. Class B (b)	10,594	285,085
U-Haul Holding Co. (a)(b)	2,661	177,728
U-Haul Holding Co. (non-vtg.)	28,013	1,785,268
Werner Enterprises, Inc.	18,072	708,242
XPO, Inc. (a)	32,993	3,790,566
		20,729,944
Machinery - 4.6%
3D Systems Corp. (a)	36,915	134,740
AGCO Corp.	17,508	1,653,105
Alamo Group, Inc.	2,960	570,451
Albany International Corp. Class A	8,873	830,335
Allison Transmission Holdings, Inc.	24,826	2,199,335
Astec Industries, Inc.	6,389	224,190
Atmus Filtration Technologies, Inc.	23,676	730,168
Barnes Group, Inc.	14,399	580,856
Blue Bird Corp. (a)	4,964	258,724
Chart Industries, Inc. (a)	11,896	1,916,208
CNH Industrial NV	259,852	2,767,424
Columbus McKinnon Corp. (NY Shares)	8,104	309,249
Crane Co.	13,967	2,240,586
Desktop Metal, Inc. (a)(b)	6,820	32,122
Donaldson Co., Inc.	34,130	2,553,607
Douglas Dynamics, Inc.	6,580	190,228
Energy Recovery, Inc. (a)	16,134	235,234
Enerpac Tool Group Corp. Class A	15,543	624,829
EnPro Industries, Inc.	5,936	1,014,700
ESAB Corp.	16,138	1,639,621
ESCO Technologies, Inc.	7,339	902,403
Federal Signal Corp.	17,327	1,732,180
Flowserve Corp.	37,254	1,883,190
Franklin Electric Co., Inc.	11,263	1,200,861
Gates Industrial Corp. PLC (a)	52,767	980,939
Gorman-Rupp Co.	6,899	284,998
Graco, Inc.	47,873	4,071,599
Graham Corp. (a)	2,869	94,017
Helios Technologies, Inc.	9,369	430,506
Hillenbrand, Inc.	19,932	881,592
Hillman Solutions Corp. Class A (a)	55,275	561,041
Hyliion Holdings Corp. Class A (a)	37,987	84,331
Hyster-Yale Materials Handling, Inc. Class A	3,142	256,827
ITT, Inc.	23,357	3,304,081
John Bean Technologies Corp.	9,075	892,799
Kadant, Inc.	3,330	1,170,462
Kennametal, Inc.	22,306	583,079
Lincoln Electric Holdings, Inc.	16,144	3,316,139
Lindsay Corp.	3,103	390,947
Luxfer Holdings PLC sponsored	7,626	98,680
Manitowoc Co., Inc. (a)	9,823	124,163
Microvast Holdings, Inc. (a)(b)	59,501	23,247
Middleby Corp. (a)	15,219	2,063,392
Miller Industries, Inc.	3,256	221,213
Mueller Industries, Inc.	32,304	2,291,646
Mueller Water Products, Inc.	44,345	917,055
Nikola Corp. (a)(b)	11,582	104,006
Nordson Corp.	15,393	3,853,330
Oshkosh Corp.	18,503	2,010,351
Pentair PLC	47,112	4,139,731
Proto Labs, Inc. (a)	7,095	247,048
RBC Bearings, Inc. (a)	8,248	2,398,848
REV Group, Inc.	10,918	318,587
Shyft Group, Inc. (The)	8,844	148,314
Snap-On, Inc.	14,925	4,283,923
SPX Technologies, Inc. (a)	13,093	1,931,741
Standex International Corp.	3,376	630,637
Symbotic, Inc. (a)(b)	9,782	262,255
Tennant Co.	5,391	580,557
Terex Corp.	19,067	1,206,178
The Greenbrier Companies, Inc.	8,756	446,644
Timken Co.	18,372	1,597,445
Titan International, Inc. (a)	14,513	123,651
Toro Co.	29,627	2,836,193
Trinity Industries, Inc.	23,224	767,785
Wabash National Corp.	12,944	278,167
Watts Water Technologies, Inc. Class A	7,782	1,614,921
		79,247,411
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd.	12,126	235,366
Kirby Corp. (a)	16,554	2,034,156
Matson, Inc.	9,704	1,287,818
Pangaea Logistics Solutions Ltd.	9,740	70,712
		3,628,052
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	36,022	1,351,906
Allegiant Travel Co.	4,075	228,485
American Airlines Group, Inc. (a)(b)	185,429	1,972,965
Blade Air Mobility, Inc. (a)	16,230	53,559
Frontier Group Holdings, Inc. (a)(b)	10,943	43,115
Hawaiian Holdings, Inc. (a)	14,517	185,672
JetBlue Airways Corp. (a)(b)	96,326	617,450
Joby Aviation, Inc. (a)(b)	106,409	636,326
SkyWest, Inc. (a)	11,459	916,032
Spirit Airlines, Inc. (b)	30,706	92,425
Sun Country Airlines Holdings, Inc. (a)	11,095	145,345
		6,243,280
Professional Services - 2.4%
Alight, Inc. Class A (a)	113,707	860,762
Asure Software, Inc. (a)(b)	6,580	67,774
Barrett Business Services, Inc.	7,581	276,252
CACI International, Inc. (a)	6,310	2,911,939
CBIZ, Inc. (a)	14,201	985,549
Clarivate PLC (a)	122,629	826,519
Concentrix Corp.	13,343	940,682
Conduent, Inc. (a)	44,421	181,238
CRA International, Inc.	1,961	342,783
CSG Systems International, Inc.	8,011	375,235
Dayforce, Inc. (a)(b)	44,680	2,648,630
Dun & Bradstreet Holdings, Inc.	66,836	727,176
ExlService Holdings, Inc. (a)	46,093	1,625,239
Exponent, Inc.	14,380	1,525,430
First Advantage Corp.	14,519	250,017
FiscalNote Holdings, Inc. Class A (a)	19,975	30,562
Forrester Research, Inc. (a)	3,305	66,728
Franklin Covey Co. (a)	3,394	148,352
FTI Consulting, Inc. (a)	9,962	2,171,417
Genpact Ltd.	46,910	1,626,370
Heidrick & Struggles International, Inc.	5,753	230,925
Huron Consulting Group, Inc. (a)	4,817	529,918
ICF International, Inc.	4,893	719,760
Innodata, Inc. (a)(b)	7,056	136,534
Insperity, Inc.	10,103	1,037,780
KBR, Inc.	38,065	2,534,748
Kelly Services, Inc. Class A (non-vtg.)	9,179	215,982
Kforce, Inc.	4,974	345,544
Korn Ferry	14,858	1,095,332
LegalZoom.com, Inc. (a)	33,392	223,059
ManpowerGroup, Inc.	13,567	1,038,961
Maximus, Inc.	17,226	1,600,123
NV5 Global, Inc. (a)	3,710	382,649
Parsons Corp. (a)	11,744	1,073,049
Paycom Software, Inc.	13,605	2,269,178
Paycor HCM, Inc. (a)(b)	18,053	224,038
Paylocity Holding Corp. (a)	12,340	1,851,864
Planet Labs PBC Class A (a)(b)	57,250	145,415
RCM Technologies, Inc. (a)	1,566	30,506
Resources Connection, Inc.	8,960	106,893
Robert Half, Inc.	29,256	1,877,943
Science Applications International Corp.	14,521	1,806,412
Spire Global, Inc. (a)(b)	5,706	79,542
Sterling Check Corp. (a)(b)	8,572	134,409
TaskUs, Inc. (a)	5,125	84,614
TriNet Group, Inc.	8,931	931,057
TrueBlue, Inc. (a)	8,624	103,057
Ttec Holdings, Inc.	5,182	41,352
Upwork, Inc. (a)	34,521	418,395
Verra Mobility Corp. (a)	47,282	1,424,607
		41,282,300
Trading Companies & Distributors - 1.8%
Air Lease Corp. Class A	29,248	1,451,286
Alta Equipment Group, Inc.	6,730	70,665
Applied Industrial Technologies, Inc.	10,973	2,394,199
Beacon Roofing Supply, Inc. (a)	18,011	1,851,531
BlueLinx Corp. (a)	2,435	293,637
Boise Cascade Co.	11,237	1,596,665
Core & Main, Inc. (a)	48,566	2,596,824
Custom Truck One Source, Inc. Class A (a)	17,413	87,239
Distribution Solutions Group I (a)	3,043	102,701
DNOW, Inc. (a)	30,188	463,688
DXP Enterprises, Inc. (a)	3,804	208,307
FTAI Aviation Ltd.	28,440	3,169,638
GATX Corp. (b)	10,100	1,408,950
Global Industrial Co.	3,691	128,742
GMS, Inc. (a)	11,366	1,093,750
H&E Equipment Services, Inc.	8,970	469,131
Herc Holdings, Inc.	8,030	1,251,395
Hudson Technologies, Inc. (a)	11,344	97,105
Karat Packaging, Inc.	1,632	48,748
McGrath RentCorp.	6,983	766,943
MRC Global, Inc. (a)	23,953	346,839
MSC Industrial Direct Co., Inc. Class A	13,015	1,157,684
Rush Enterprises, Inc. Class A	17,635	899,561
SiteOne Landscape Supply, Inc. (a)	12,803	1,877,944
Titan Machinery, Inc. (a)	5,562	99,170
Transcat, Inc. (a)	2,578	297,089
Watsco, Inc.	9,077	4,443,101
WESCO International, Inc.	12,368	2,163,782
Xometry, Inc. (a)(b)	11,801	172,649
		31,008,963
TOTAL INDUSTRIALS		339,962,534
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	20,350	137,770
Applied Optoelectronics, Inc. (a)(b)	10,419	99,501
Aviat Networks, Inc. (a)	3,556	110,236
Calix, Inc. (a)	16,604	682,923
Ciena Corp. (a)	40,921	2,158,174
Clearfield, Inc. (a)(b)	3,426	148,688
CommScope Holding Co., Inc. (a)	60,839	157,573
Comtech Telecommunications Corp. (a)	7,638	24,747
Digi International, Inc. (a)	10,237	279,470
Extreme Networks, Inc. (a)	37,186	531,760
Harmonic, Inc. (a)	32,851	481,596
Infinera Corp. (a)(b)	58,048	344,805
Juniper Networks, Inc.	91,822	3,460,771
Lumentum Holdings, Inc. (a)	19,135	990,810
NETGEAR, Inc. (a)	8,087	128,422
NetScout Systems, Inc. (a)	20,517	417,521
ViaSat, Inc. (a)(b)	21,168	428,017
Viavi Solutions, Inc. (a)	63,143	507,670
		11,090,454
Electronic Equipment, Instruments & Components - 2.2%
Advanced Energy Industries, Inc.	10,672	1,241,901
Arlo Technologies, Inc. (a)	27,515	417,127
Arrow Electronics, Inc. (a)	15,064	1,863,266
Avnet, Inc.	25,615	1,377,062
Badger Meter, Inc.	8,340	1,719,374
Bel Fuse, Inc. Class B (non-vtg.)	2,838	210,778
Belden, Inc.	11,573	1,072,701
Benchmark Electronics, Inc.	10,228	489,614
Cognex Corp.	48,589	2,410,986
Coherent Corp. (a)	37,641	2,622,825
Crane NXT Co.	13,701	861,519
CTS Corp.	8,647	422,665
Daktronics, Inc. (a)	11,545	172,944
ePlus, Inc. (a)	7,567	695,559
Evolv Technologies Holdings, Inc. (a)(b)	22,594	78,401
Fabrinet (a)	10,270	2,265,151
FARO Technologies, Inc. (a)	5,519	94,375
Insight Enterprises, Inc. (a)	7,837	1,759,407
IPG Photonics Corp. (a)	8,159	655,984
Itron, Inc. (a)	13,035	1,348,340
Kimball Electronics, Inc. (a)	6,958	164,905
Knowles Corp. (a)	25,287	461,993
Lightwave Logic, Inc. (a)(b)	34,201	118,335
Littelfuse, Inc.	7,036	1,879,386
Luna Innovations, Inc. (a)(b)	9,043	27,129
Methode Electronics, Inc.	9,817	124,283
MicroVision, Inc. (a)(b)	58,185	62,258
Mirion Technologies, Inc. Class A (a)	52,085	548,976
Napco Security Technologies, Inc.	8,211	458,256
nLIGHT, Inc. (a)	13,248	159,903
Novanta, Inc. (a)	10,207	1,849,304
OSI Systems, Inc. (a)	4,463	660,435
Ouster, Inc. Class A (a)	10,788	141,646
Par Technology Corp. (a)(b)	9,584	485,334
PC Connection, Inc.	3,256	233,032
Plexus Corp. (a)	7,802	999,982
Richardson Electronics Ltd.	3,200	38,304
Rogers Corp. (a)	4,782	584,265
Sanmina Corp. (a)	15,775	1,188,331
ScanSource, Inc. (a)	6,984	363,517
Smartrent, Inc. (a)	51,235	94,272
TD SYNNEX Corp.	22,057	2,628,533
TTM Technologies, Inc. (a)	28,677	555,760
Vishay Intertechnology, Inc.	35,598	865,387
Vishay Precision Group, Inc. (a)	3,461	118,678
Vontier Corp.	43,668	1,713,096
Vuzix Corp. (a)(b)	15,573	18,999
		38,324,278
IT Services - 0.6%
Amdocs Ltd.	33,117	2,896,744
Applied Digital Corp. (a)(b)	21,862	106,249
ASGN, Inc. (a)	13,046	1,235,065
BigCommerce Holdings, Inc. (a)	19,074	154,499
Couchbase, Inc. (a)	8,945	171,655
Digitalocean Holdings, Inc. (a)	15,147	501,820
DXC Technology Co. (a)	50,922	1,035,753
Fastly, Inc. Class A (a)	35,383	286,602
Grid Dynamics Holdings, Inc. (a)	16,096	207,638
Hackett Group, Inc.	7,231	197,262
Kyndryl Holdings, Inc. (a)	65,279	1,754,047
Perficient, Inc. (a)	10,015	755,231
Rackspace Technology, Inc. (a)	18,636	43,608
Squarespace, Inc. Class A (a)	14,685	648,930
Thoughtworks Holding, Inc. (a)	26,763	93,135
Unisys Corp. (a)	20,083	95,595
		10,183,833
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc. Class A, (a)	13,531	242,881
AEHR Test Systems (a)(b)	7,435	140,298
Allegro MicroSystems LLC (a)	20,302	488,060
Alpha & Omega Semiconductor Ltd. (a)	6,590	272,826
Ambarella, Inc. (a)	10,938	575,776
Amkor Technology, Inc.	29,401	960,237
Atomera, Inc. (a)(b)	7,310	25,658
Axcelis Technologies, Inc. (a)	9,255	1,169,369
AXT, Inc. (a)	11,297	41,121
CEVA, Inc. (a)	6,627	132,871
Cirrus Logic, Inc. (a)	15,332	2,000,519
Cohu, Inc. (a)	13,259	424,155
Credo Technology Group Holding Ltd. (a)	36,725	1,019,119
Diodes, Inc. (a)	13,183	1,030,911
FormFactor, Inc. (a)	21,947	1,175,481
Ichor Holdings Ltd. (a)	9,408	319,872
Impinj, Inc. (a)	6,621	1,054,659
indie Semiconductor, Inc. (a)(b)	39,797	237,986
Intest Corp. (a)(b)	3,210	34,668
Kopin Corp. (a)	29,292	31,050
Kulicke & Soffa Industries, Inc.	15,623	736,937
Lattice Semiconductor Corp. (a)	39,099	2,072,247
MACOM Technology Solutions Holdings, Inc. (a)	15,509	1,565,168
MaxLinear, Inc. Class A (a)	21,346	301,832
MKS Instruments, Inc.	17,875	2,250,463
Navitas Semiconductor Corp. Class A (a)(b)	36,420	135,118
NVE Corp.	1,396	124,663
Onto Innovation, Inc. (a)	13,996	2,677,435
PDF Solutions, Inc. (a)	8,667	304,125
Photronics, Inc. (a)	18,209	462,691
Pixelworks, Inc. (a)	14,853	14,498
Power Integrations, Inc.	16,160	1,180,326
Rambus, Inc. (a)	30,500	1,568,920
Rigetti Computing, Inc. Class A (a)(b)	36,091	37,174
Semtech Corp. (a)	18,228	578,192
Silicon Laboratories, Inc. (a)	9,035	1,085,375
SiTime Corp. (a)	4,965	704,782
SkyWater Technology, Inc. (a)	5,335	39,479
SMART Global Holdings, Inc. (a)(b)	14,729	344,659
SolarEdge Technologies, Inc. (a)(b)	16,129	465,483
Synaptics, Inc. (a)	11,133	972,134
Ultra Clean Holdings, Inc. (a)	12,791	553,339
Universal Display Corp.	12,391	2,758,484
Veeco Instruments, Inc. (a)	16,126	667,778
Wolfspeed, Inc. (a)(b)	35,669	672,361
		33,651,180
Software - 5.3%
8x8, Inc. (a)	34,743	107,008
A10 Networks, Inc.	19,876	260,177
ACI Worldwide, Inc. (a)	29,983	1,296,165
Adeia, Inc.	30,514	358,540
Agilysys, Inc. (a)	5,774	647,208
Alarm.com Holdings, Inc. (a)	14,295	1,008,512
Alkami Technology, Inc. (a)	11,595	379,504
Altair Engineering, Inc. Class A (a)(b)	16,137	1,425,865
American Software, Inc. Class A	8,839	96,699
Amplitude, Inc. Class A, (a)	21,513	184,151
AppFolio, Inc. Class A, (a)	5,959	1,319,799
Appian Corp. Class A (a)(b)	11,554	426,805
Asana, Inc. (a)	24,050	349,928
Aspen Technology, Inc. (a)	7,914	1,487,436
Aurora Innovation, Inc. Class A, (a)(b)	232,865	931,460
AvePoint, Inc. (a)	26,892	293,123
Bentley Systems, Inc. Class B	66,303	3,231,608
Bill Holdings, Inc. (a)	27,340	1,365,906
Blackbaud, Inc. (a)	11,508	913,505
BlackLine, Inc. (a)	14,492	688,660
Blend Labs, Inc. (a)(b)	47,609	131,877
Box, Inc. Class A (a)	41,039	1,154,017
Braze, Inc. (a)	16,026	706,106
C3.ai, Inc. (a)	27,387	732,602
CCC Intelligent Solutions Holdings, Inc. Class A (a)	94,448	969,036
Cerence, Inc. (a)(b)	11,831	37,623
Cipher Mining, Inc. (a)(b)	27,109	141,780
Cleanspark, Inc. (a)(b)	64,833	1,037,328
Clear Secure, Inc.	24,673	526,769
Clearwater Analytics Holdings, Inc. (a)	44,842	876,661
CommVault Systems, Inc. (a)	12,383	1,892,742
Confluent, Inc. (a)	69,472	1,738,189
Consensus Cloud Solutions, Inc. (a)	5,044	107,437
CS Disco, Inc. (a)	7,004	43,285
D-Wave Quantum, Inc. (a)(b)	26,490	26,490
Daily Journal Corp. (a)	271	126,178
Digimarc Corp. (a)(b)	4,155	132,918
Digital Turbine, Inc. (a)	25,303	60,221
Dolby Laboratories, Inc. Class A	16,924	1,332,934
Domo, Inc. Class B (a)	9,436	78,885
DoubleVerify Holdings, Inc. (a)	40,110	847,123
Dropbox, Inc. Class A (a)	68,448	1,637,276
Dynatrace, Inc. (a)	68,272	2,998,506
E2open Parent Holdings, Inc. (a)(b)	49,524	231,277
Elastic NV (a)	23,474	2,574,394
Enfusion, Inc. Class A (a)	10,454	99,104
Envestnet, Inc. (a)	14,257	883,649
Five9, Inc. (a)	21,045	937,555
Freshworks, Inc. (a)	51,382	642,275
GitLab, Inc. (a)	30,804	1,578,089
Guidewire Software, Inc. (a)	23,627	3,545,704
HashiCorp, Inc. (a)	41,077	1,386,349
Informatica, Inc. (a)	11,537	276,196
Intapp, Inc. (a)	11,600	415,628
InterDigital, Inc. (b)	7,193	883,013
Jamf Holding Corp. (a)	16,756	306,802
Klaviyo, Inc. Class A (b)	16,069	421,008
Liveramp Holdings, Inc. (a)	18,855	570,929
Manhattan Associates, Inc. (a)	17,462	4,459,446
Marathon Digital Holdings, Inc. (a)(b)	77,165	1,517,836
Matterport, Inc. Class A (a)	69,121	306,897
MeridianLink, Inc. (a)	5,581	131,879
Mitek Systems, Inc. (a)	13,333	177,462
N-able, Inc. (a)	19,729	275,022
nCino, Inc. (a)	17,373	569,139
NCR Voyix Corp. (a)	38,732	571,297
Nextnav, Inc. Class A (a)(b)	15,024	124,849
Nutanix, Inc. Class A (a)	69,285	3,499,585
Olo, Inc. Class A (a)	29,797	142,430
ON24, Inc. (a)	10,989	72,198
Onespan, Inc. (a)	9,610	142,228
Pagerduty, Inc. (a)(b)	26,917	563,373
Pegasystems, Inc.	12,309	858,183
Porch Group, Inc. (a)	21,941	44,979
PowerSchool Holdings, Inc. Class A (a)(b)	16,454	371,202
Procore Technologies, Inc. (a)	25,734	1,827,886
Progress Software Corp.	12,278	717,035
PROS Holdings, Inc. (a)(b)	12,241	295,008
Q2 Holdings, Inc. (a)	17,091	1,153,130
Qualys, Inc. (a)	10,472	1,561,794
Rapid7, Inc. (a)	17,692	696,003
Rekor Systems, Inc. (a)(b)	21,859	39,783
RingCentral, Inc. (a)	23,453	822,028
Riot Platforms, Inc. (a)(b)	77,079	785,435
Samsara, Inc. (a)	54,100	2,070,948
Semrush Holdings, Inc. (a)	8,581	126,484
SentinelOne, Inc. (a)	80,742	1,848,992
Smartsheet, Inc. (a)	38,959	1,868,474
SolarWinds, Inc.	14,773	176,242
SoundHound AI, Inc. (a)(b)	83,530	425,168
Sprinklr, Inc. (a)(b)	33,939	333,620
Sprout Social, Inc. (a)(b)	14,163	553,348
SPS Commerce, Inc. (a)	10,493	2,260,402
Telos Corp. (a)	14,697	63,197
Tenable Holdings, Inc. (a)	33,720	1,548,422
Teradata Corp. (a)	27,396	888,178
TeraWulf, Inc. (a)(b)	62,920	261,747
UiPath, Inc. Class A (a)	115,804	1,409,335
Unity Software, Inc. (a)(b)	70,208	1,148,603
Varonis Systems, Inc. (a)	31,634	1,743,982
Verint Systems, Inc. (a)	17,585	635,522
Veritone, Inc. (a)(b)	9,002	23,675
Vertex, Inc. Class A (a)(b)	13,738	544,712
Weave Communications, Inc. (a)	8,891	88,910
Workiva, Inc. (a)	13,748	1,014,190
Xperi, Inc. (a)	12,474	101,913
Yext, Inc. (a)	30,144	173,629
Zeta Global Holdings Corp. (a)	44,336	949,677
Zuora, Inc. (a)	39,347	356,877
		91,202,368
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc. (a)	12,567	103,175
Diebold Nixdorf, Inc.	10,597	461,499
Eastman Kodak Co. (a)(b)	19,822	115,166
Immersion Corp.	8,794	112,299
IonQ, Inc. (a)(b)	50,078	408,136
Pure Storage, Inc. Class A (a)	86,665	5,193,833
Turtle Beach Corp. (a)	4,876	70,556
Xerox Holdings Corp.	32,265	347,333
		6,811,997
TOTAL INFORMATION TECHNOLOGY		191,264,110
MATERIALS - 5.3%
Chemicals - 2.0%
AdvanSix, Inc.	7,491	209,523
Alto Ingredients, Inc. (a)	19,728	31,368
American Vanguard Corp.	7,401	71,198
Arcadium Lithium PLC (b)	294,220	935,620
Ashland, Inc.	14,221	1,374,460
Aspen Aerogels, Inc. (a)	16,092	328,438
Avient Corp.	25,948	1,173,888
Axalta Coating Systems Ltd. (a)	62,485	2,227,590
Balchem Corp.	9,194	1,631,567
Cabot Corp.	15,678	1,572,347
Core Molding Technologies, Inc. (a)	2,209	40,756
Danimer Scientific, Inc. (a)(b)	24,404	9,522
Danimer Scientific, Inc. warrants 7/15/25 (a)	8,133	610
Ecovyst, Inc. (a)	29,043	277,070
Element Solutions, Inc.	63,174	1,702,539
FMC Corp.	35,308	2,060,575
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	399,494	151,808
H.B. Fuller Co.	15,467	1,333,255
Hawkins, Inc.	5,380	558,982
Huntsman Corp.	45,646	1,092,309
Ingevity Corp. (a)	9,625	441,691
Innospec, Inc.	7,120	933,717
Intrepid Potash, Inc. (a)	2,795	72,922
Koppers Holdings, Inc.	6,013	244,789
Kronos Worldwide, Inc.	6,225	74,451
LSB Industries, Inc. (a)	15,145	137,971
Mativ, Inc.	15,203	290,225
Minerals Technologies, Inc.	9,091	712,553
NewMarket Corp.	1,965	1,102,110
Olin Corp.	33,904	1,546,361
Origin Materials, Inc. Class A (a)(b)	36,401	32,765
Orion SA	16,433	404,580
Perimeter Solutions SA (a)	38,934	377,270
PureCycle Technologies, Inc. (a)(b)	38,696	298,346
Quaker Chemical Corp.	3,954	717,928
Rayonier Advanced Materials, Inc. (a)	18,353	122,047
RPM International, Inc.	36,463	4,428,796
Sensient Technologies Corp.	11,961	933,556
Stepan Co.	6,009	508,542
The Chemours Co. LLC	42,149	1,018,741
The Scotts Miracle-Gro Co.	11,910	936,126
Trinseo PLC	9,234	26,686
Tronox Holdings PLC	32,942	532,343
Westlake Corp.	9,097	1,345,082
		34,023,023
Construction Materials - 0.3%
Eagle Materials, Inc.	9,749	2,654,653
Knife River Holding Co. (a)	16,046	1,275,978
Summit Materials, Inc. (a)	34,401	1,437,274
United States Lime & Minerals, Inc.	2,929	249,111
		5,617,016
Containers & Packaging - 1.2%
Aptargroup, Inc.	18,746	2,755,287
Ardagh Metal Packaging SA	41,114	151,300
Berry Global Group, Inc.	32,340	2,125,385
Crown Holdings, Inc.	33,819	2,999,745
Graphic Packaging Holding Co.	86,945	2,617,045
Greif, Inc. Class A	7,238	482,630
Myers Industries, Inc.	10,418	155,228
O-I Glass, Inc. (a)	44,445	593,785
Pactiv Evergreen, Inc.	11,234	147,615
Ranpak Holdings Corp. (A Shares) (a)	11,619	83,889
Sealed Air Corp.	41,286	1,570,932
Silgan Holdings, Inc.	23,027	1,184,279
Smurfit Westrock PLC	73,130	3,279,149
Sonoco Products Co.	27,830	1,500,594
TriMas Corp.	11,500	282,670
		19,929,533
Metals & Mining - 1.6%
Alcoa Corp.	50,830	1,679,423
Alpha Metallurgical Resources	3,298	974,262
American Battery Technology Co. (a)(b)	18,716	20,026
AngloGold Ashanti PLC	118,995	3,341,380
Arch Resources, Inc. Class A,	5,179	758,982
ATI, Inc. (a)	35,353	2,393,752
Carpenter Technology Corp.	14,105	2,057,496
Century Aluminum Co. (a)	14,704	222,177
Cleveland-Cliffs, Inc. (a)	135,161	2,074,721
Coeur d'Alene Mines Corp. (a)	113,353	735,661
Commercial Metals Co.	32,740	1,967,674
Compass Minerals International, Inc. (b)	9,770	129,941
Gatos Silver, Inc. (a)	13,209	167,886
Haynes International, Inc.	3,605	214,678
Hecla Mining Co.	162,879	941,441
Kaiser Aluminum Corp.	4,475	352,138
Materion Corp.	5,866	706,442
McEwen Mining, Inc. (a)	11,516	108,711
Metallus, Inc. (a)	11,104	248,952
MP Materials Corp. (a)(b)	37,741	510,258
Olympic Steel, Inc.	2,824	143,120
Piedmont Lithium, Inc. (a)(b)	5,249	52,595
Radius Recycling, Inc. Class A	7,284	131,986
Ramaco Resources, Inc. Class A (b)	10,156	138,122
Royal Gold, Inc.	18,671	2,578,839
Ryerson Holding Corp.	8,281	197,005
SunCoke Energy, Inc.	23,881	279,408
United States Steel Corp.	63,480	2,608,393
Universal Stainless & Alloy Products, Inc. (a)	2,383	89,410
Warrior Metropolitan Coal, Inc.	14,893	1,029,255
Worthington Steel, Inc.	8,666	345,513
		27,199,647
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	4,677	259,433
Glatfelter Corp. (a)	11,955	18,172
Louisiana-Pacific Corp.	18,052	1,771,984
Mercer International, Inc. (SBI)	12,359	94,176
Sylvamo Corp.	9,902	729,876
		2,873,641
TOTAL MATERIALS		89,642,860
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	29,532	639,072
Agree Realty Corp.	28,639	1,975,232
Alexander & Baldwin, Inc.	21,355	420,907
Alexanders, Inc.	626	151,680
American Assets Trust, Inc.	14,117	374,383
American Homes 4 Rent Class A	91,427	3,299,600
Americold Realty Trust	75,674	2,261,896
Apartment Investment & Management Co. Class A (a)	38,785	343,635
Apple Hospitality (REIT), Inc.	64,898	959,841
Armada Hoffler Properties, Inc. Class A,	20,008	237,695
Brandywine Realty Trust (SBI)	50,171	252,862
Brixmor Property Group, Inc.	86,222	2,196,074
Broadstone Net Lease, Inc.	54,234	944,214
BXP, Inc.	40,974	2,921,856
Camden Property Trust (SBI)	30,272	3,352,624
CareTrust (REIT), Inc.	40,661	1,096,221
CBL & Associates Properties, Inc. (b)	7,363	189,745
Centerspace	4,276	298,593
Chatham Lodging Trust	14,339	126,040
City Office REIT, Inc.	11,449	69,266
Community Healthcare Trust, Inc.	7,586	165,071
COPT Defense Properties (SBI)	32,230	933,703
Cousins Properties, Inc.	43,255	1,189,945
CTO Realty Growth, Inc.	6,443	129,311
CubeSmart	64,128	3,051,210
DiamondRock Hospitality Co.	61,099	502,845
Diversified Healthcare Trust (SBI)	60,553	202,247
Douglas Emmett, Inc.	48,306	777,244
Easterly Government Properties, Inc.	29,785	414,905
EastGroup Properties, Inc.	13,706	2,562,885
Elme Communities (SBI)	25,426	418,512
Empire State Realty Trust, Inc.	38,721	417,025
EPR Properties	21,893	985,185
Equity Commonwealth (a)	30,885	629,127
Equity Lifestyle Properties, Inc.	53,034	3,642,375
Essential Properties Realty Trust, Inc.	50,210	1,485,714
Farmland Partners, Inc.	12,849	136,456
Federal Realty Investment Trust (SBI)	21,313	2,379,596
First Industrial Realty Trust, Inc.	37,611	2,058,074
Four Corners Property Trust, Inc.	26,633	722,820
Getty Realty Corp.	14,237	421,700
Gladstone Commercial Corp.	11,782	177,319
Gladstone Land Corp.	9,995	148,426
Global Medical REIT, Inc.	18,186	173,676
Global Net Lease, Inc.	55,490	482,763
Healthcare Realty Trust, Inc.	107,312	1,898,349
Highwoods Properties, Inc. (SBI)	30,078	931,516
Hudson Pacific Properties, Inc.	35,691	213,789
Independence Realty Trust, Inc.	63,942	1,192,518
Industrial Logistics Properties Trust	18,223	93,666
InvenTrust Properties Corp.	19,947	561,907
JBG SMITH Properties	23,793	389,016
Kilroy Realty Corp.	30,697	1,134,868
Kimco Realty Corp.	189,690	4,121,964
Kite Realty Group Trust	62,783	1,548,229
Lamar Advertising Co. Class A	24,962	2,991,945
LTC Properties, Inc.	12,869	459,552
LXP Industrial Trust (REIT)	83,970	864,891
Medical Properties Trust, Inc. (b)	170,845	821,764
National Health Investors, Inc.	12,442	931,408
National Storage Affiliates Trust	20,022	852,337
Net Lease Office Properties (b)	4,329	127,749
NETSTREIT Corp.	21,268	350,284
NexPoint Residential Trust, Inc.	6,684	292,024
NNN (REIT), Inc.	52,306	2,348,016
Office Properties Income Trust	13,320	33,167
Omega Healthcare Investors, Inc.	70,329	2,559,976
One Liberty Properties, Inc.	5,066	133,692
Orion Office (REIT), Inc.	15,560	63,018
Outfront Media, Inc.	41,376	671,119
Paramount Group, Inc.	47,348	248,104
Park Hotels & Resorts, Inc.	59,900	902,094
Peakstone Realty Trust	10,235	138,991
Pebblebrook Hotel Trust	34,223	468,513
Phillips Edison & Co., Inc.	35,244	1,237,064
Piedmont Office Realty Trust, Inc. Class A	35,275	305,129
Plymouth Industrial REIT, Inc.	10,937	261,613
Postal Realty Trust, Inc. Class A	7,507	112,305
PotlatchDeltic Corp.	22,845	1,013,404
Rayonier, Inc.	39,064	1,184,811
Regency Centers Corp.	46,827	3,153,330
Retail Opportunity Investments Corp.	36,731	549,128
Rexford Industrial Realty, Inc.	61,909	3,102,260
RLJ Lodging Trust	43,856	414,001
Ryman Hospitality Properties, Inc.	17,060	1,714,701
Sabra Health Care REIT, Inc.	66,257	1,075,351
Safehold, Inc.	12,759	295,243
Saul Centers, Inc.	4,043	159,901
Service Properties Trust	46,919	266,031
SITE Centers Corp.	52,170	806,027
SL Green Realty Corp.	18,493	1,232,374
STAG Industrial, Inc.	51,898	2,117,957
Summit Hotel Properties, Inc.	31,444	199,355
Sunstone Hotel Investors, Inc.	59,300	614,348
Tanger, Inc.	31,326	905,321
Terreno Realty Corp.	27,499	1,881,207
The Macerich Co.	61,610	986,376
UMH Properties, Inc.	19,026	337,902
Uniti Group, Inc.	67,331	258,551
Universal Health Realty Income Trust (SBI)	3,669	156,850
Urban Edge Properties	34,029	690,789
Veris Residential, Inc.	22,927	360,183
Vornado Realty Trust	45,674	1,369,763
Whitestone REIT	14,032	193,642
Xenia Hotels & Resorts, Inc.	29,080	403,630
		101,022,583
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	30,954	146,103
Compass, Inc. (a)	95,092	417,454
Cushman & Wakefield PLC (a)	55,975	733,832
Digitalbridge Group, Inc.	43,552	615,390
Douglas Elliman, Inc. (a)	20,007	41,214
eXp World Holdings, Inc. (b)	21,903	314,527
Forestar Group, Inc. (a)	5,145	162,736
Howard Hughes Holdings, Inc.	9,198	682,216
Jones Lang LaSalle, Inc. (a)	13,502	3,387,652
Kennedy-Wilson Holdings, Inc.	32,842	341,885
Marcus & Millichap, Inc.	6,850	271,329
Newmark Group, Inc. Class A	33,983	441,099
Opendoor Technologies, Inc. Class A (a)(b)	167,542	388,697
RE/MAX Holdings, Inc. Class A	5,364	51,763
Redfin Corp. (a)(b)	33,640	273,830
Seritage Growth Properties (a)(b)	10,243	52,239
The RMR Group, Inc. Class A	4,226	109,622
The St. Joe Co.	10,252	632,343
Zillow Group, Inc.:
Class A (a)	16,052	760,865
Class C (a)	44,700	2,176,890
		12,001,686
TOTAL REAL ESTATE		113,024,269
UTILITIES - 2.5%
Electric Utilities - 1.0%
Allete, Inc.	16,378	1,056,381
Avangrid, Inc.	19,839	707,657
Genie Energy Ltd. Class B	6,158	104,440
Hawaiian Electric Industries, Inc.	31,049	514,171
IDACORP, Inc.	14,343	1,402,028
MGE Energy, Inc. (b)	10,261	901,326
NRG Energy, Inc.	59,104	4,442,848
OGE Energy Corp.	56,864	2,204,617
Otter Tail Corp.	11,852	1,148,696
Pinnacle West Capital Corp.	32,214	2,757,196
PNM Resources, Inc.	25,601	1,064,490
Portland General Electric Co.	29,164	1,381,790
		17,685,640
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	6,334	747,602
National Fuel Gas Co.	26,084	1,528,262
New Jersey Resources Corp.	28,015	1,309,701
Northwest Natural Holding Co.	10,715	428,386
ONE Gas, Inc.	16,070	1,118,954
Southwest Gas Holdings, Inc.	17,105	1,268,507
Spire, Inc.	16,397	1,091,876
UGI Corp.	59,418	1,472,378
		8,965,666
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	17,272	72,542
Clearway Energy, Inc.:
Class A	10,679	263,024
Class C	22,411	597,925
Montauk Renewables, Inc. (a)	18,504	109,914
Ormat Technologies, Inc.	15,304	1,188,203
Sunnova Energy International, Inc. (a)(b)	30,125	212,984
		2,444,592
Multi-Utilities - 0.4%
Avista Corp.	22,065	864,507
Black Hills Corp.	19,546	1,154,191
NiSource, Inc.	126,926	3,966,438
NorthWestern Energy Corp.	17,355	933,178
Unitil Corp.	4,578	280,540
		7,198,854
Water Utilities - 0.4%
American States Water Co.	10,601	874,901
Artesian Resources Corp. Class A	2,650	103,801
California Water Service Group	16,486	881,342
Consolidated Water Co., Inc.	4,390	127,573
Essential Utilities, Inc.	71,359	2,900,743
Middlesex Water Co.	5,064	336,655
SJW Group	8,301	503,124
York Water Co.	4,152	171,519
		5,899,658
TOTAL UTILITIES		42,194,410
TOTAL COMMON STOCKS (Cost $1,487,055,410)		1,702,003,256

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (e) (Cost $202,379)	203,000	202,375

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	3,985,942	3,986,740
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	104,686,856	104,697,324
TOTAL MONEY MARKET FUNDS (Cost $108,684,064)		108,684,064

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $1,595,941,853)	1,810,889,695
NET OTHER ASSETS (LIABILITIES) - (6.1)% (h)	(104,426,741)
NET ASSETS - 100.0%	1,706,462,954

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	18	Sep 2024	2,045,700	155,126	155,126
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Sep 2024	2,496,080	119,132	119,132

TOTAL FUTURES CONTRACTS					274,258
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $202,375.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $31,494 of cash collateral to cover margin requirements for futures contracts.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $16,469 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	607,990	158,227,863	154,848,873	171,111	(240)	-	3,986,740	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	103,999,390	261,680,544	260,982,610	999,625	-	-	104,697,324	0.5%
Total	104,607,380	419,908,407	415,831,483	1,170,736	(240)	-	108,684,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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